Schedule of Investments (unaudited) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
522 Funding CLO Ltd.(a)(b)
Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 2.62%, 04/20/30	USD	500	$498,941
Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 3.87%, 04/20/30		600	600,341
AGL CLO Ltd., Series 2020-3A, Class D, (3 mo. LIBOR US + 3.30%), 3.54%, 01/15/33(a)(b)		250	250,595
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.87%, 10/13/30		380	379,578
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.20%), 3.42%, 10/13/30		720	715,497
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 3.22%, 07/28/28		1,000	1,000,071
Apidos CLO XXII, 2015-22A, (3 mo. LIBOR US + 2.95%), 3.17%, 04/20/31(a)(b)		250	248,405
Apidos CLO XXVI, Series 2017-26A, Class A2, (3 mo. LIBOR US + 1.70%), 1.92%, 07/18/29(a)(b)		250	250,564
ASSURANT CLO I Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.10%), 2.32%, 10/20/29(a)(b)		500	499,192
Ballyrock CLO Ltd.(a)(b)
Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.15%), 3.39%, 10/15/28		250	248,151
Series 2020-1A, Class C, (3 mo. LIBOR US + 4.50%), 4.72%, 07/20/30		500	502,313
Beechwood Park CLO Ltd., Series 2019-1A, Class B2A, (3 mo. LIBOR US + 1.75%), 1.97%, 01/17/33(a)(b)		500	501,400
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.92%, 10/20/32(a)(b)		250	251,127
Buttermilk Park CLO Ltd., (3 mo. LIBOR US + 3.10%), 3.34%, 10/15/31(a)(b)		250	250,029
Canyon Capital CLO Ltd., Series 2016-1A, Class CR, (3 mo. LIBOR US + 1.90%), 2.14%, 07/15/31(a)(b)		250	249,565
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.35%), 3.54%, 08/14/30(a)(b)		1,000	984,928
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.38%, 04/20/32(a)(b)(c)		500	500,000
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.66%, 07/20/32(a)(b)		500	495,391
CarVal CLO Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.77%), 5.99%, 07/16/31(a)(b)		500	474,503
Cedar Funding IV CLO Ltd., Series 2014-4A, Class BR, (3 mo. LIBOR US + 1.60%), 1.82%, 07/23/30(a)(b)		250	249,904
Cedar Funding VI CLO Ltd., Series 2016-6A, Class CR, (3 mo. LIBOR US + 2.10%), 2.32%, 10/20/28(a)(b)		1,000	998,229
Cifc Funding Ltd., Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.13%), 1.35%, 10/17/30(a)(b)		1,000	1,000,075
CIFC Funding Ltd.(a)(b)
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 3.02%, 04/24/30		750	741,576
Series 2014-3A, Class BR2, (3 mo. LIBOR US + 1.80%), 2.02%, 10/22/31		250	249,571
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.11%), 1.33%, 01/22/31		1,000	999,980

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.(a)(b) (continued)
Series 2015-5A, Class A1R, (3 mo. LIBOR US + 0.86%), 1.08%, 10/25/27	USD	931	$928,293
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.00%), 4.24%, 07/15/32		500	501,665
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 02/15/29(b)		2,000	2,033,928
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/30(a)(b)		250	250,063
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 2.87%, 04/18/31(a)(b)		1,250	1,213,428
Dryden 75 CLO Ltd., Series 2019-75A, Class CR, (3 mo. LIBOR US + 2.40%), 2.64%, 07/15/30(a)(b)		500	499,022
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, (3 mo. LIBOR US + 3.15%), 3.34%, 08/15/30(a)(b)		1,000	1,000,352
Eaton Vance Clo Ltd., Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.25%), 1.47%, 01/20/30(a)(b)		1,000	999,571
EDvestinU Private Education Loan Issue No 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50(b)		110	106,326
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.24%, 10/15/32(a)(b)		1,500	1,503,161
Elmwood CLO V Ltd., Series 2020-2A, Class C, (3 mo. LIBOR US + 2.75%), 2.97%, 07/24/31(a)(b)		500	499,190
Fairstone Financial Issuance Trust I, Series 2020-1A, Class C, 5.16%, 10/20/39(b)	CAD	170	131,719
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (3 mo. LIBOR US + 1.75%), 1.97%, 04/20/31(a)(b)	USD	250	249,803
Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, (3 mo. LIBOR US + 2.40%), 2.59%, 11/15/26(a)(b)		805	797,440
Goldentree Loan Management US Clo 3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 1.77%, 04/20/30(a)(b)		250	250,280
Goldentree Loan Management US Clo 7 Ltd., Series 2020-7A, Class D, (3 mo. LIBOR US + 2.98%), 3.20%, 04/20/31(a)(b)		625	625,022
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.81%, 10/29/29(a)(b)		1,500	1,501,440
Grippen Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.30%), 3.52%, 01/20/30(a)(b)		250	250,077
Highbridge Loan Management, Series 3A-2014, Class CR, (3 mo. LIBOR US + 3.60%), 3.82%, 07/18/29(a)(b)		1,000	998,888
Lending Funding Trust, Series 2020-2A, Class C, 4.30%, 04/21/31(b)		240	246,282
Litigation Fee Residual Funding Trust, 4.00%, 10/30/27(c)		1,308	1,284,673
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1 mo. LIBOR US + 0.24%), 0.35%, 09/25/36(a)		6,891	2,764,447
Madison Park Funding X Ltd., Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.62%, 01/20/29(a)(b)		250	244,096
Madison Park Funding XXV Ltd.(a)(b) (3 mo. LIBOR US + 1.75%), 1.97%, 04/25/29		250	250,247
Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.85%, 04/25/29(d)		250	250,000

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Mariner Finance Issuance Trust(b)
Series 2021-AA, Class C, 2.96%, 03/20/36	USD	190	$188,653
Series 2021-AA, Class D, 3.83%, 03/20/36		180	178,823
Neuberger Berman CLO XV, Series 2013-15A, Class DR, (3 mo. LIBOR US + 3.05%), 3.29%, 10/15/29(a)(b)		1,000	1,000,208
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.87%, 10/17/30(a)(b)		250	250,555
Neuberger Berman Loan Advisers CLO Ltd., Series 2020-37A, Class C, (3 mo. LIBOR US + 2.50%), 2.72%, 07/20/31(a)(b)		1,162	1,162,610
OCP CLO Ltd.(a)(b)
Series 2015-9A, Class BR, (3 mo. LIBOR US + 1.75%), 1.99%, 07/15/27		250	248,732
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 1.50%, 07/15/30		1,000	1,000,173
Series 2020-19A, Class C, (3 mo. LIBOR US + 2.95%), 3.17%, 07/20/31		250	249,279
Series 2020-19A, Class D, (3 mo. LIBOR US + 4.47%), 4.69%, 07/20/31		250	251,482
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class C, (3 mo. LIBOR US + 2.55%), 2.78%, 10/20/31(a)(b)		1,250	1,251,717
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 2.75%), 2.97%, 01/22/30(a)(b)		500	484,381
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 7.37%, 01/21/30(a)(b)		595	595,158
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 05/14/32(b)		2,000	2,098,322
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 2.92%, 01/22/29(a)(b)		1,500	1,499,947
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 3.37%, 10/17/29(a)(b)		875	857,844
OZLM XIV Ltd., Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 3.24%, 01/15/29(a)(b)		1,000	974,907
OZLM XXI Ltd., Series 2017-21A, Class C, (3 mo. LIBOR US + 2.67%), 2.89%, 01/20/31(a)(b)		1,000	946,130
Palmer Square CLO Ltd.(a)(b)
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 2.97%, 07/20/30		250	246,295
Series 2018-3A, Class B, (3 mo. LIBOR US + 1.90%), 2.09%, 08/15/26		500	494,513
Palmer Square Loan Funding Ltd.(a)(b)
Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 4.47%, 01/20/27		1,000	971,861
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.47%, 04/20/27		1,000	998,625
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.28%, 08/20/27		1,750	1,747,160
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 3.58%, 08/20/27		750	750,562
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 3.47%, 10/24/27		250	250,069
Series 2020-1A, Class C, (3 mo. LIBOR US + 2.50%), 2.68%, 02/20/28		250	250,623

Security		Par (000)	Value

Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 7.01%, 02/14/34(a)(b)	USD	1,300	$1,254,505
Regatta VI Funding Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.00%), 5.22%, 07/20/28(a)(b)		250	244,864
Republic Finance Issuance Trust, Series 2020-A, Class C, 4.05%, 11/20/30(b)		240	247,312
Rockford Tower CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.89%, 04/15/29(a)(b)		1,750	1,729,852
Romark CLO III Ltd., Series 2019-3A, Class C, (3 mo. LIBOR US + 3.90%), 4.14%, 07/15/32(a)(b)		250	250,350
RR 10 Ltd., Series 2020-10A, Class A2B, (3 mo. LIBOR US + 3.00%), 3.24%, 07/15/33(a)(b)		250	251,090
SLM Private Education Loan Trust, Series 2014-A, Class B, 3.50%, 11/15/44(b)		500	504,536
Sterling Coofs Trust(b)(c)
Series 2004-1, Class A, 2.36%, 04/15/29		1,389	13,890
Series 2004-2, Class Note, 2.08%, 03/30/30		1,224	12,239
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		181	174,062
TICP CLO IX Ltd., Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 3.12%, 01/20/31(a)(b)		250	249,997
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.97%, 07/17/31(a)(b)		537	520,240
TICP CLO X Ltd., Series 2018-10A, Class E, (3 mo. LIBOR US + 5.50%), 5.72%, 04/20/31(a)(b)		250	242,525
TRESTLES CLO II Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.10%, 04/25/32(a)(b)		250	250,000
TRESTLES CLO Ltd., Series 2017-1A, Class B1R, (3 mo. LIBOR US + 1.75%), 1.95%, 04/25/32(a)(b)		1,750	1,750,000
Trimaran CAVU Ltd., Series 2019-2A, Class C, (3 mo. LIBOR US + 4.72%), 4.94%, 11/26/32(a)(b)		500	501,389
Trinitas CLO XI Ltd., Series 2019-11A, Class C, (3 mo. LIBOR US + 3.15%), 3.39%, 07/15/32(a)(b)		500	501,550
Unique Pub Finance Co. PLC
Series M, 7.40%, 03/28/24	GBP	3,000	4,363,266
Series N, 6.46%, 03/30/32		100	141,300
Voya CLO Ltd.(a)(b)
Series 2017-3A, Class C, (3 mo. LIBOR US + 3.55%), 3.77%, 07/20/30	USD	1,000	1,001,226
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.25%), 1.49%, 07/15/31		1,000	999,861
Series 2019-3A, Class C, (3 mo. LIBOR US + 2.60%), 2.82%, 10/17/32		1,500	1,495,315
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.47%, 07/20/28(a)(b)		1,185	1,184,600
York Clo Ltd., Series 2016-2A, Class DR, (3 mo. LIBOR US + 3.15%), 3.37%, 04/20/32(a)(b)		1,500	1,500,072
York CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.82%, 10/20/29(a)(b)		1,750	1,737,620

Total Asset-Backed Securities — 8.6% (Cost: $72,493,297)			72,589,629

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(c)		542	$3,144

Oil, Gas & Consumable Fuels — 0.0%

Extraction Oil & Gas, Inc., (Acquired 03/05/21, Cost: $32,642)(e)		2,622	92,114

Total Common Stocks — 0.0% (Cost: $39,867)			95,258

		Par (000)

Corporate Bonds

Aerospace & Defense — 1.9%
Amsted Industries, Inc., 5.63%, 07/01/27(b)	USD	30	31,838
Bombardier, Inc. (b) 8.75%, 12/01/21		489	513,044
5.75%, 03/15/22		62	64,635
6.00%, 10/15/22		6	6,000
6.13%, 01/15/23		451	469,604
7.50%, 12/01/24		126	125,842
7.50%, 03/15/25		25	24,594
7.88%, 04/15/27		210	205,945
Eaton Corp., 4.15%, 11/02/42		500	564,726
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(b)		200	200,440
General Electric Co. 6.15%, 08/07/37		2,150	2,824,808
6.88%, 01/10/39		135	189,858
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		371	389,780
Lockheed Martin Corp., 4.09%, 09/15/52		1,410	1,654,319
Moog, Inc., 4.25%, 12/15/27(b)		89	90,780
Raytheon Technologies Corp., 6.13%, 07/15/38		1,450	1,966,002
Rolls-Royce PLC, 5.75%, 10/15/27(b)		200	212,810
Signature Aviation US Holdings, Inc. (b) 5.38%, 05/01/26		72	73,440
4.00%, 03/01/28		211	214,570
Smiths Group PLC, 3.63%, 10/12/22(b)		360	375,444
Spirit AeroSystems, Inc., 5.50%, 01/15/25(b)		121	127,957
TransDigm, Inc. 8.00%, 12/15/25(b)		468	509,652
6.25%, 03/15/26(b)		3,574	3,789,155
6.38%, 06/15/26		131	135,421
4.63%, 01/15/29(b)		212	209,043
Triumph Group, Inc., 8.88%, 06/01/24(b)		685	770,762

			15,740,469

Airlines — 1.2%
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 01/15/23		1,989	1,988,819
Series 2015-2, Class A, 4.00%, 03/22/29		1,145	1,092,314
Series 2015-2, Class AA, 3.60%, 03/22/29		1,145	1,152,562
American Airlines, Inc., 11.75%, 07/15/25(b)		120	148,439
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (b) 5.50%, 04/20/26		282	293,475
5.75%, 04/20/29		468	498,240
Avianca Holdings SA, (10.50% Cash or 12.00% PIK), 12.25%, 11/10/21(b)(f)		88	89,218

Security		Par (000)	Value

Airlines (continued)
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	USD	92	$100,040
Gol Finance SA, 7.00%, 01/31/25(b)		200	162,875
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)		168	178,517
Latam Finance Ltd., 6.88%, 04/11/24(b)(g)(h)		257	212,025
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		801	878,096
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27		410	454,394
Series 2020-1, Class B, 4.88%, 01/15/26		35	36,313
Series A, Class A, 4.30%, 02/15/27		2,712	2,816,329

			10,101,656

Auto Components — 0.5%
Aptiv PLC, 4.40%, 10/01/46.		465	497,166
Clarios Global LP, 6.75%, 05/15/25(b)		171	182,919
Clarios Global LP/Clarios US Finance Co. 4.38%, 05/15/26	EUR	100	121,374
6.25%, 05/15/26(b)	USD	732	777,413
8.50%, 05/15/27(b)		1,534	1,650,968
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		227	239,485
GoodYear Tire + Rubber Co., 5.63%, 04/30/33		217	217,000
ZF Finance GmbH, 3.75%, 09/21/28	EUR	100	127,821

			3,814,146

Automobiles — 1.2%
Allison Transmission, Inc. (b) 5.88%, 06/01/29	USD	413	451,543
3.75%, 01/30/31		171	165,656
Asbury Automotive Group, Inc. 4.50%, 03/01/28		18	18,413
4.75%, 03/01/30		84	86,772
Carvana Co., 5.50%, 04/15/27(b)		197	198,034
FCE Bank PLC, 1.62%, 05/11/23	EUR	100	118,875
Ford Motor Co. 0.00%, 03/15/26(b)(i)(j)	USD	150	151,500
4.35%, 12/08/26		7	7,376
4.75%, 01/15/43		2,000	2,014,800
5.29%, 12/08/46		19	19,974
Ford Motor Credit Co. LLC 3.35%, 11/01/22		314	320,343
3.81%, 01/09/24		400	412,500
4.69%, 06/09/25		200	212,265
5.13%, 06/16/25		330	356,400
4.13%, 08/04/25		279	291,813
4.39%, 01/08/26		400	420,428
3.82%, 11/02/27		200	202,250
2.90%, 02/16/28		200	192,150
General Motors Co., 6.25%, 10/02/43		2,506	3,209,399
General Motors Financial Co., Inc., 4.25%, 05/15/23		807	862,388
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)		30	29,813
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		82	81,918
Navistar International Corp., 6.63%, 11/01/25(b)		174	180,530
Penske Automotive Group, Inc. 3.50%, 09/01/25		45	45,975
5.50%, 05/15/26		22	22,639
Tesla, Inc., 5.30%, 08/15/25(b)		238	246,949
Wabash National Corp., 5.50%, 10/01/25(b)		176	179,960

			10,500,663

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks — 2.0%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	100	$119,885
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(k)	USD	2,200	2,303,400
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(a)		200	201,500
Bangkok Bank PCL(a)
(5 year CMT + 1.90%), 3.73%, 09/25/34		288	289,980
(5 year CMT + 4.73%), 5.00%(k)		400	420,375
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)(b)		281	285,917
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26		252	254,520
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(k)		518	534,026
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(k)		250	268,047
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	203,063
Cooperatieve Rabobank UA, 3.95%, 11/09/22		1,500	1,579,367
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)		3,151	3,441,869
Itau Unibanco Holding SA, 5.13%, 05/13/23(b)		200	211,130
Krung Thai Bank PCL/Cayman Islands, (5 year CMT + 3.53%), 4.40%(a)(k)		252	252,630
Santander Holdings USA, Inc., 4.50%, 07/17/25		2,000	2,214,672
Santander UK Group Holdings PLC, 2.88%, 08/05/21 .		1,250	1,260,451
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)		500	539,062
Unione di Banche Italiane SpA, (5 year EUR Swap + 5.75%), 5.88%, 03/04/29(a)	EUR	100	132,043
Wells Fargo & Co. 3.90%, 05/01/45	USD	2,250	2,464,194
(5 year CMT + 3.45%), 3.90%(a)(k)		245	247,426

			17,223,557

Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc., 4.90%, 02/01/46		4,600	5,494,902
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(f)		701	736,050
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC, 4.00%, 09/01/29(b) .		606	605,012
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (b)
5.25%, 04/30/25		244	256,440
5.25%, 08/15/27		442	450,875
Ball Corp., 5.25%, 07/01/25		12	13,560
Central American Bottling Corp., 5.75%, 01/31/27(b)		222	235,043
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		23	27,686
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)		431	436,926
Silgan Holdings, Inc., 4.13%, 02/01/28		7	7,191
Trivium Packaging Finance BV (b) 5.50%, 08/15/26		628	658,615
8.50%, 08/15/27		738	800,878

			9,723,178

Biotechnology — 0.5%
Amgen, Inc., 4.40%, 05/01/45		2,250	2,604,930

Security		Par (000)	Value

Biotechnology (continued)
Baxalta, Inc., 5.25%, 06/23/45	USD	500	$644,664
Emergent BioSolutions, Inc., 3.88%, 08/15/28(b)		51	49,852
Gilead Sciences, Inc., 4.80%, 04/01/44		1,000	1,202,212

			4,501,658

Building Materials — 0.3%
Boise Cascade Co., 4.88%, 07/01/30(b)		74	77,515
Cemex SAB de CV, 5.45%, 11/19/29		200	217,600
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(b)		359	382,335
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)		180	189,189
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(b)		408	438,600
Griffon Corp., 5.75%, 03/01/28		59	62,761
Jeld-Wen, Inc. (b) 6.25%, 05/15/25		98	104,125
4.63%, 12/15/25		37	37,463
4.88%, 12/15/27		11	11,375
Masonite International Corp. (b) 5.75%, 09/15/26		52	54,080
5.38%, 02/01/28		17	18,041
SRM Escrow Issuer LLC, 6.00%, 11/01/28(b)		282	295,536
Standard Industries, Inc. (b) 5.00%, 02/15/27		119	124,057
4.75%, 01/15/28		54	55,976
4.38%, 07/15/30		249	251,241
3.38%, 01/15/31		18	17,055
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		117	122,119

			2,459,068

Building Products — 0.6%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(b)		248	259,797
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(b)(f)		92	95,450
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		141	139,238
Home Depot, Inc., 5.88%, 12/16/36		1,660	2,286,569
LBM Acquisition LLC, 6.25%, 01/15/29(b)		249	256,470
Lowe’s Cos., Inc., 4.38%, 09/15/45		1,000	1,128,537
Specialty Building Products Holdings LLC/SBP
Finance Corp., 6.38%, 09/30/26(b)		242	249,865
SRS Distribution, Inc., 8.25%, 07/01/26(b)		371	389,086
White Cap Buyer LLC, 6.88%, 10/15/28(b)		311	330,186
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(b)(f)		142	148,035

			5,283,233

Capital Markets — 2.2%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(k)		5,195	5,106,685
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		172	180,330
FMR LLC, 4.95%, 02/01/33(b)		2,300	2,811,544
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 09/15/24		112	116,305
6.38%, 12/15/25		83	85,697
6.25%, 05/15/26		57	59,708
5.25%, 05/15/27		232	239,540
4.38%, 02/01/29(b)		134	130,946

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	USD	200	$205,375
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(f)	EUR	100	119,029
NFP Corp., 6.88%, 08/15/28(b)	USD	324	336,150
Northern Trust Corp., 3.95%, 10/30/25(l)		8,000	8,924,068
Raymond James Financial, Inc., 4.95%, 07/15/46		400	490,279
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)		104	107,770

			18,913,426

Chemicals — 0.5%
Air Liquide Finance SA, 3.50%, 09/27/46(b)		360	382,363
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		198	193,090
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		150	156,795
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		219	248,565
Element Solutions, Inc., 3.88%, 09/01/28(b)		831	819,989
Equate Petrochemical BV, 4.25%, 11/03/26(b)		206	224,411
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		101	103,899
HB Fuller Co., 4.25%, 10/15/28		66	67,060
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		226	254,318
Ingevity Corp., 3.88%, 11/01/28(b)		57	55,290
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		114	117,562
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	120,642
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	41	42,845
Orbia Advance Corp. SAB de CV (b) 4.00%, 10/04/27		200	217,062
5.50%, 01/15/48		200	226,250
PQ Corp., 5.75%, 12/15/25(b)		309	316,725
Scotts Miracle-Gro Co., 4.00%, 04/01/31(b)		177	174,522
Valvoline, Inc., 3.63%, 06/15/31(b)		1	968
WESCO Distribution, Inc.(b) 7.13%, 06/15/25		234	255,879
7.25%, 06/15/28		252	281,332
WR Grace & Co-Conn, 5.63%, 10/01/24(b)		21	23,047

			4,282,614

Commercial Services & Supplies — 0.2%
ADT Security Corp., 4.88%, 07/15/32(b)		227	230,689
APX Group, Inc. 7.88%, 12/01/22		80	80,300
8.50%, 11/01/24		82	85,075
ASGN, Inc., 4.63%, 05/15/28(b)		62	63,964
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)		71	73,444
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25(b)		50	52,250
Herc Holdings, Inc., 5.50%, 07/15/27(b)		178	189,428
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	120,202
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)(d)	USD	207	212,340
Prime Security Services Borrower LLC/Prime Finance, Inc. (b) 5.25%, 04/15/24		49	52,266
5.75%, 04/15/26		78	84,400
3.38%, 08/31/27		105	101,850
6.25%, 01/15/28		3	3,123

Security		Par (000)	Value

Commercial Services & Supplies (continued)
United Rentals North America, Inc. 4.88%, 01/15/28	USD	55	$57,935
5.25%, 01/15/30		40	43,412

			1,450,678

Communications Equipment — 0.3%
Avaya, Inc., 6.13%, 09/15/28(b)		445	472,397
CommScope Technologies LLC(b) 6.00%, 06/15/25		243	247,872
5.00%, 03/15/27		276	273,414
CommScope, Inc.(b) 5.50%, 03/01/24		349	359,906
6.00%, 03/01/26		140	147,516
8.25%, 03/01/27		130	139,100
7.13%, 07/01/28		130	138,070
Nokia OYJ 4.38%, 06/12/27		31	32,860
6.63%, 05/15/39		88	108,289
ViaSat, Inc.(b) 5.63%, 04/15/27		155	162,582
6.50%, 07/15/28		434	457,028

			2,539,034

Construction & Engineering — 0.6%
Arcosa, Inc., 4.38%, 04/15/29(b)		237	241,444
frontdoor, Inc., 6.75%, 08/15/26(b)		135	143,606
ITR Concession Co. LLC, 4.20%, 07/15/25(b)		4,000	4,296,354
KBR, Inc., 4.75%, 09/30/28(b)		124	125,953
SPIE SA, 2.63%, 06/18/26	EUR	100	120,788

			4,928,145

Construction Materials(b) — 0.3%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28	USD	75	75,000
Core & Main LP, 6.13%, 08/15/25		1,089	1,117,684
H&E Equipment Services, Inc., 3.88%, 12/15/28		61	59,323
IAA, Inc., 5.50%, 06/15/27		12	12,585
Picasso Finance Sub, Inc., 6.13%, 06/15/25		304	323,000
Williams Scotsman International, Inc., 4.63%, 08/15/28		162	165,037
Winnebago Industries, Inc., 6.25%, 07/15/28		92	98,555
Wolverine Escrow LLC 8.50%, 11/15/24		162	161,595
9.00%, 11/15/26		144	143,863

			2,156,642

Consumer Discretionary — 0.4%
Carnival Corp. (b) 5.75%, 03/01/27		758	777,897
9.88%, 08/01/27		116	136,577
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26(b)		94	95,645
Life Time, Inc. (b) 5.75%, 01/15/26		226	232,509
8.00%, 04/15/26		128	131,840
NCL Corp. Ltd., 5.88%, 03/15/26(b)		114	115,140
NCL Finance Ltd., 6.13%, 03/15/28(b)		389	396,294
Nielsen Finance LLC/Nielsen Finance Co.(b) 5.63%, 10/01/28		318	334,298
5.88%, 10/01/30		160	173,400

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd. (b) 10.88%, 06/01/23.	USD	61	$70,168
9.13%, 06/15/23		103	113,499
11.50%, 06/01/25		137	159,776
5.50%, 04/01/28		324	325,620
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	EUR	100	121,668
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	USD	91	91,937

			3,276,268

Consumer Finance — 0.9%
Capital One Financial Corp., 4.75%, 07/15/21		1,935	1,958,931
Moody’s Corp., 4.50%, 09/01/22		1,800	1,885,409
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)		486	473,850
Muthoot Finance Ltd. 6.13%, 10/31/22(b)		247	255,954
4.40%, 09/02/23		400	405,750
Navient Corp. 7.25%, 09/25/23		46	49,787
6.13%, 03/25/24		67	70,936
5.88%, 10/25/24		39	40,954
5.00%, 03/15/27		173	173,433
OneMain Finance Corp. 6.88%, 03/15/25		68	77,345
7.13%, 03/15/26		248	286,031
6.63%, 01/15/28		141	159,797
5.38%, 11/15/29		36	38,295
Sabre GLBL, Inc. (b) 9.25%, 04/15/25		153	182,452
7.38%, 09/01/25		168	183,338
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		180	186,750
Verscend Escrow Corp., 9.75%, 08/15/26(b)		1,279	1,371,369

			7,800,381

Containers & Packaging — 0.3%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30		200	215,562
Graphic Packaging International LLC (b) 4.75%, 07/15/27		53	57,903
3.50%, 03/15/28		11	10,945
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(b)		108	111,510
International Paper Co., 6.00%, 11/15/41		870	1,180,094
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)		119	125,173
Klabin Austria GmbH, 3.20%, 01/12/31(b)		200	190,000
LABL Escrow Issuer LLC (b) 6.75%, 07/15/26		166	177,828
10.50%, 07/15/27		234	260,582
Sealed Air Corp., 4.00%, 12/01/27(b)		49	50,164
Suzano Austria GmbH, 3.75%, 01/15/31		80	82,592

			2,462,353

Diversified Consumer Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (b) 6.63%, 07/15/26		1,442	1,529,212
9.75%, 07/15/27		417	457,533
Ascend Learning LLC, 6.88%, 08/01/25		461	472,525
Garda World Security Corp. (b) 4.63%, 02/15/27		191	191,000
9.50%, 11/01/27		128	141,679

Security		Par (000)	Value

Diversified Consumer Services (continued)
Graham Holdings Co., 5.75%, 06/01/26(b)	USD	27	$28,218
Laureate Education, Inc., 8.25%, 05/01/25(b)		50	52,250
Rekeep SpA, 7.25%, 02/01/26	EUR	100	125,303
Service Corp. International, 3.38%, 08/15/30	USD	62	60,515
Sotheby’s, 7.38%, 10/15/27(b)		265	286,560

			3,344,795

Diversified Financial Services — 4.3%
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	139,026
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	200	186,937
Bank of America Corp., 3.25%, 10/21/27		4,000	4,300,334
Barclays PLC, 3.65%, 03/16/25		4,320	4,643,008
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(k)		2,000	1,987,500
Central Garden & Pet Co., 4.13%, 10/15/30		127	128,270
Citigroup, Inc.(a)(k)
(5 year CMT + 3.42%), 3.88%		3,160	3,145,243
Series W, (5 year CMT + 3.60%), 4.00%		105	106,024
Credit Agricole SA, (5 year USD Swap + 4.90%), 7.88%(a)(b)(k)		1,000	1,121,250
Credit Suisse Group AG, (5 year CMT + 3.55%), 4.50%(a)(b)(k)		200	187,500
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25	GBP	100	142,447
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(f)	USD	217	207,473
Goldman Sachs Group, Inc. 3.75%, 05/22/25(l)		8,965	9,786,593
Series R, (5 year CMT + 3.22%), 4.95%(a)(k)		465	491,877
HSBC Holdings PLC 6.10%, 01/14/42		610	841,998
(5 year CMT + 3.25%), 4.70%(a)(k)		275	270,875
(5 year USD ICE Swap + 4.37%), 6.38%(a)(k)		1,750	1,928,500
Intercontinental Exchange, Inc., 4.00%, 10/15/23		470	509,052
Intrum AB, 3.00%, 09/15/27	EUR	100	113,645
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (b) 5.25%, 03/15/22	USD	17	17,128
4.25%, 02/01/27		212	208,820
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(a)(k)		595	669,381
Manappuram Finance Ltd., 5.90%, 01/13/23		400	413,625
Morgan Stanley 4.00%, 07/23/25		905	1,004,328
3.13%, 07/27/26		2,000	2,152,560
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		200	202,037
Shriram Transport Finance Co. Ltd. 5.95%, 10/24/22		200	204,875
5.10%, 07/16/23		489	496,793
Spectrum Brands, Inc. (b) 5.00%, 10/01/29		79	83,345
5.50%, 07/15/30		104	111,280
3.88%, 03/15/31		66	64,598
UBS Group AG, (5 year CMT + 3.31%), 4.38%(a)(b)(k)		200	197,300
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		111	111,000

			36,174,622

Diversified Telecommunication Services — 4.0%
AT&T, Inc. 6.10%, 07/15/40		830	1,064,525
6.38%, 03/01/41		520	711,046

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T, Inc. (continued) 5.15%, 03/15/42	USD	2,400	$2,898,723
4.75%, 05/15/46		2,710	3,117,879
Axtel SAB de CV, 6.38%, 11/14/24(b)		200	208,813
Cincinnati Bell, Inc.(b) 7.00%, 07/15/24		144	148,500
8.00%, 10/15/25		45	47,865
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		468	505,501
Frontier Communications Corp.(b) 5.88%, 10/15/27		311	329,660
5.00%, 05/01/28		561	571,311
6.75%, 05/01/29		303	319,574
Level 3 Financing, Inc. (b) 4.25%, 07/01/28		262	264,963
3.75%, 07/15/29		171	167,349
Lumen Technologies, Inc. 5.13%, 12/15/26(b)		521	548,811
4.00%, 02/15/27(b)		121	123,593
4.50%, 01/15/29(b)		366	356,960
Series P, 7.60%, 09/15/39		148	169,460
Series U, 7.65%, 03/15/42		225	255,937
Series W, 6.75%, 12/01/23		74	81,686
Series Y, 7.50%, 04/01/24		219	245,466
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(f)		163	170,335
SoftBank Group Corp., 5.00%, 04/15/28	EUR	100	132,222
Sprint Capital Corp. 6.88%, 11/15/28	USD	811	1,022,647
8.75%, 03/15/32		359	530,871
Switch Ltd., 3.75%, 09/15/28(b)		234	230,424
Telecom Italia Capital SA 6.38%, 11/15/33		131	154,195
6.00%, 09/30/34		337	382,209
7.20%, 07/18/36		60	75,722
7.72%, 06/04/38		79	105,366
Telecom Italia SpA 5.30%, 05/30/24(b)		200	216,615
3.00%, 09/30/25	EUR	100	125,667
1.63%, 01/18/29		100	114,572
Verizon Communications, Inc. 6.40%, 02/15/38	USD	5,700	7,449,773
6.55%, 09/15/43(l)		6,751	9,978,196
Zayo Group Holdings, Inc. (b) 4.00%, 03/01/27		516	506,970
6.13%, 03/01/28		848	870,260

			34,203,666

Education — 0.0%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		289	299,747

Electric Utilities — 3.3%
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	522,745
Duke Energy Carolinas LLC 6.10%, 06/01/37		640	851,620
6.00%, 01/15/38		1,675	2,247,192
4.25%, 12/15/41		750	855,761
Duke Energy Florida LLC 6.35%, 09/15/37		2,775	3,872,916
6.40%, 06/15/38		770	1,093,857

Security		Par (000)	Value

Electric Utilities (continued)
E.ON International Finance BV, 6.65%, 04/30/38(b)	USD	3,100	$4,300,557
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		201	201,754
Energuate Trust, 5.88%, 05/03/27(b)		201	212,075
FirstEnergy Corp.
2.65%, 03/01/30		17	16,166
Series B, 4.40%, 07/15/27		91	97,825
Series B, 2.25%, 09/01/30		14	12,985
Series C, 5.35%, 07/15/47		342	384,125
Series C, 3.40%, 03/01/50		105	91,875
FirstEnergy Transmission LLC(b)
5.45%, 07/15/44		233	269,199
4.55%, 04/01/49		109	114,946
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)		3	3,165
Ohio Power Co., Series D, 6.60%, 03/01/33		3,000	4,010,790
PacifiCorp, 6.25%, 10/15/37		1,225	1,663,699
PG&E Corp., 5.25%, 07/01/30		157	166,420
Pike Corp., 5.50%, 09/01/28(b)		113	114,978
Public Power Corp SA, 3.88%, 03/30/26	EUR	100	119,050
Southern California Edison Co., 5.63%, 02/01/36	USD	1,300	1,616,793
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37		3,920	5,257,865

			28,098,358

Electrical Equipment(b) — 0.0%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		212	222,070
GrafTech Finance, Inc., 4.63%, 12/15/28		91	91,683

			313,753

Electronic Equipment, Instruments & Components — 0.4%
BWX Technologies, Inc.(b)
5.38%, 07/15/26		136	140,420
4.13%, 06/30/28		169	171,112
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		147	145,163
Corning, Inc., 4.38%, 11/15/57		2,000	2,184,324
Energizer Holdings, Inc.(b)
4.75%, 06/15/28		172	177,375
4.38%, 03/31/29		13	13,046
Itron, Inc., 5.00%, 01/15/26(b)		18	18,441
Xerox Corp., 4.80%, 03/01/35		122	122,056

			2,971,937

Energy Equipment & Services — 0.3%
Anton Oilfield Services Group/Hong Kong, 7.50%,
12/02/22		200	187,625
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		227	236,647
6.25%, 04/01/28		447	454,063
ChampionX Corp., 6.38%, 05/01/26		146	152,935
Halliburton Co., 5.00%, 11/15/45		500	557,427
Pioneer Energy Services Corp.(b)(c)(f)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		219	218,640
(5.00% PIK), 5.00%, 11/15/25(i)		155	155,504
TechnipFMC PLC, 6.50%, 02/01/26(b)		216	226,010
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26		237	243,073
6.88%, 09/01/27		413	425,390

			2,857,314

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Environmental, Maintenance, & Security Service — 0.2%
Clean Harbors, Inc., 5.13%, 07/15/29(b)	USD	109	$115,718
Covanta Holding Corp., 5.00%, 09/01/30		93	93,930
GFL Environmental, Inc.(b)
4.25%, 06/01/25		98	100,940
3.75%, 08/01/25		177	179,655
5.13%, 12/15/26		361	380,404
8.50%, 05/01/27		140	154,175
4.00%, 08/01/28		225	217,687
3.50%, 09/01/28		131	127,070
Stericycle, Inc., 3.88%, 01/15/29(b)		108	106,650
Tervita Corp., 11.00%, 12/01/25(b)		128	145,280
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		318	325,552

			1,947,061

Equity Real Estate Investment Trusts (REITs) — 1.3%
ERP Operating LP, 4.50%, 06/01/45		1,155	1,344,620
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		144	140,360
Healthpeak Properties, Inc., 4.00%, 06/01/25		2,000	2,210,701
Iron Mountain, Inc.(b)
5.25%, 03/15/28		77	79,984
5.25%, 07/15/30		356	367,321
5.63%, 07/15/32		289	302,005
LMIRT Capital Pte Ltd., 7.25%, 06/19/24		250	255,234
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		123	132,024
4.63%, 06/15/25(b)		256	270,003
4.50%, 09/01/26		198	207,225
5.75%, 02/01/27		16	17,639
4.50%, 01/15/28		205	212,114
3.88%, 02/15/29(b)		208	207,194
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		28	29,456
4.63%, 08/01/29		376	395,563
3.50%, 03/15/31		610	598,605
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		304	311,181
4.50%, 02/15/29(b)		121	121,480
Simon Property Group LP, 4.75%, 03/15/42		1,670	1,928,729
Starwood Property Trust, Inc., 5.00%, 12/15/21		77	78,059
Trust Fibra Uno, 6.95%, 01/30/44		476	552,309
Ventas Realty LP, 4.13%, 01/15/26		870	974,926

			10,736,732

Food & Staples Retailing — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC(b)
3.25%, 03/15/26		200	199,234
7.50%, 03/15/26		65	71,800
4.63%, 01/15/27		215	222,836
5.88%, 02/15/28		219	233,509
4.88%, 02/15/30		95	97,660
Cydsa SAB de CV, 6.25%, 10/04/27(b)		319	334,152
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		200	209,812
Health & Happiness H&H International Holdings Ltd.,
5.63%, 10/24/24		200	208,500
Kraft Heinz Foods Co.
4.25%, 03/01/31		681	749,738
5.00%, 07/15/35		85	97,831
6.88%, 01/26/39		160	220,413

Security		Par (000)	Value

Food & Staples Retailing (continued)
Kraft Heinz Foods Co. (continued) 4.63%, 10/01/39	USD	53	$57,262
6.50%, 02/09/40		110	143,649
5.00%, 06/04/42		86	96,785
5.20%, 07/15/45		95	109,873
4.38%, 06/01/46		275	287,476
4.88%, 10/01/49		600	672,968
5.50%, 06/01/50		800	979,361
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(b)		53	57,229
Post Holdings, Inc. (b) 4.63%, 04/15/30		117	117,293
4.50%, 09/15/31		153	151,317
U.S. Foods, Inc., 4.75%, 02/15/29(b)		203	203,000
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		1,000	1,107,253

			6,628,951

Food Products — 0.2%
Aramark Services, Inc. 5.00%, 04/01/25(b)		138	141,277
6.38%, 05/01/25(b)		164	173,840
4.75%, 06/01/26		154	158,312
5.00%, 02/01/28(b)		163	169,153
Chobani LLC/Chobani Finance Corp., Inc.(b) 7.50%, 04/15/25		262	272,729
4.63%, 11/15/28		162	165,240
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(b)(k)		200	211,500
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(b)		93	101,603
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 6.50%, 04/15/29(b)		86	97,137
MHP Lux SA, 6.25%, 09/19/29(b)		400	396,500
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		193	194,693

			2,081,984

Gas Utilities — 0.0%
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(b)		90	90,918

Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc., 4.63%, 07/15/28(b)		462	482,494
Hologic, Inc., 3.25%, 02/15/29(b)		25	24,687
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA (b) 7.38%, 06/01/25		240	258,024
7.25%, 02/01/28		721	789,971
Thermo Fisher Scientific, Inc., 5.30%, 02/01/44		1,000	1,322,372

			2,877,548

Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc. (b) 5.50%, 07/01/28		66	69,482
5.00%, 04/15/29		114	118,300
AdaptHealth LLC (b) 6.13%, 08/01/28		98	103,880
4.63%, 08/01/29		73	72,635
Aetna, Inc., 4.50%, 05/15/42		575	655,099
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		351	380,396
Anthem, Inc. 2.75%, 10/15/42(i)		86	430,972

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Anthem, Inc. (continued) 4.38%, 12/01/47	USD	1,000	$1,151,860
Centene Corp. 4.25%, 12/15/27		264	277,695
4.63%, 12/15/29		858	928,618
3.00%, 10/15/30		400	399,336
2.50%, 03/01/31		551	526,216
CHS/Community Health Systems, Inc. (b) 8.13%, 06/30/24		144	151,063
6.63%, 02/15/25		386	407,473
8.00%, 03/15/26		1,093	1,181,861
5.63%, 03/15/27		433	453,567
6.00%, 01/15/29		356	376,470
DaVita, Inc., 4.63%, 06/01/30(b)		103	104,943
Encompass Health Corp. 4.75%, 02/01/30		136	139,903
4.63%, 04/01/31		68	70,380
HCA, Inc. 5.63%, 09/01/28		103	118,450
5.88%, 02/01/29		126	146,790
3.50%, 09/01/30		597	602,056
5.50%, 06/15/47		1,090	1,355,736
Legacy LifePoint Health LLC (b) 6.75%, 04/15/25		130	138,125
4.38%, 02/15/27		65	63,700
LifePoint Health, Inc., 5.38%, 01/15/29(b)		302	297,470
ModivCare, Inc., 5.88%, 11/15/25(b)		48	50,520
Molina Healthcare, Inc. (b) 4.38%, 06/15/28		146	150,228
3.88%, 11/15/30		189	194,434
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	815,585
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		118	125,965
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		68	73,610
Surgery Center Holdings, Inc. (b) 6.75%, 07/01/25		378	386,392
10.00%, 04/15/27		475	523,687
Tenet Healthcare Corp. (b) 4.63%, 09/01/24		98	100,818
7.50%, 04/01/25		119	128,481
4.88%, 01/01/26		720	748,627
6.25%, 02/01/27		40	42,235
5.13%, 11/01/27		478	499,845
4.63%, 06/15/28		55	56,374
6.13%, 10/01/28		290	302,688

			14,921,965

Health Care Technology — 0.2%
Catalent Pharma Solutions, Inc. 2.38%, 03/01/28	EUR	100	116,708
3.13%, 02/15/29(b)	USD	123	118,080
Change Healthcare Holdings LLC/Change Healthcare
Finance, Inc., 5.75%, 03/01/25(b)		518	528,023
Charles River Laboratories International, Inc. (b) 4.25%, 05/01/28		67	69,010
4.00%, 03/15/31		66	67,092
IQVIA, Inc. (b) 5.00%, 10/15/26		280	290,850
5.00%, 05/15/27		266	280,842
Mednax, Inc., 6.25%, 01/15/27(b)		169	180,712

Security		Par (000)	Value

Health Care Technology (continued)
Syneos Health, Inc., 3.63%, 01/15/29(b)	USD	216	$210,060
Synlab Bondco PLC, (3 mo. EURIBOR + 4.75%), 4.75%, 07/01/25(a)	EUR	100	118,813

			1,980,190

Hotels, Restaurants & Leisure — 2.1%
1011778 BC ULC/New Red Finance, Inc. (b) 5.75%, 04/15/25	USD	82	87,125
3.88%, 01/15/28		163	164,751
4.38%, 01/15/28		215	216,015
Accor SA, (5 year EUR Swap + 4.56%), 4.38%(a)(k)	EUR	100	120,946
Boyd Gaming Corp. 8.63%, 06/01/25(b)	USD	65	72,280
6.38%, 04/01/26		99	102,218
6.00%, 08/15/26		68	70,800
4.75%, 12/01/27		121	123,327
Boyne USA, Inc., 7.25%, 05/01/25(b)		120	124,740
Caesars Entertainment, Inc. (b) 6.25%, 07/01/25		986	1,051,091
8.13%, 07/01/27		944	1,040,991
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		205	216,336
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		379	398,913
Champion Path Holdings Ltd. 4.50%, 01/27/26		200	207,937
4.85%, 01/27/28		200	208,910
Churchill Downs, Inc. (b) 5.50%, 04/01/27		33	34,492
4.75%, 01/15/28		243	251,319
Corvias Campus Living USG LLC, 5.30%, 07/01/50(c) .		5,650	3,834,622
Fortune Star BVI Ltd. 5.95%, 01/29/23		200	204,625
6.75%, 07/02/23		250	261,953
5.95%, 10/19/25		400	418,000
5.05%, 01/27/27		200	200,560
Golden Nugget, Inc., 6.75%, 10/15/24(b)		696	703,774
Hilton Domestic Operating Co., Inc. 5.38%, 05/01/25(b)		39	41,106
4.88%, 01/15/30		254	269,443
4.00%, 05/01/31(b)		184	184,000
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27		44	45,925
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		24	25,065
McDonald’s Corp., 3.70%, 02/15/42		1,750	1,826,802
Melco Resorts Finance Ltd., 5.25%, 04/26/26		250	257,891
Merlin Entertainments PLC, 5.75%, 06/15/26(b)		200	211,500
MGM China Holdings Ltd., 5.88%, 05/15/26		450	471,094
MGM Resorts International 7.75%, 03/15/22		19	20,015
6.00%, 03/15/23		71	76,059
Powdr Corp., 6.00%, 08/01/25(b)		267	281,378
Scientific Games International, Inc. 8.63%, 07/01/25(b)		136	147,859
5.00%, 10/15/25(b)		319	330,388
3.38%, 02/15/26	EUR	100	117,153
8.25%, 03/15/26(b)	USD	203	217,717
7.00%, 05/15/28(b)		100	106,861

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc. (continued)
7.25%, 11/15/29(b)	USD	96	$104,160
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		508	549,275
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25	GBP	100	145,442
Studio City Finance Ltd., 6.00%, 07/15/25	USD	300	315,949
Vail Resorts, Inc., 6.25%, 05/15/25(b)		105	111,956
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		104	105,196
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 05/15/27(b)		125	130,891
Wynn Macau Ltd.
4.88%, 10/01/24		200	202,562
5.50%, 01/15/26		317	329,680
5.50%, 10/01/27		200	207,750
Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp.(b)
7.75%, 04/15/25		163	176,706
5.13%, 10/01/29		493	504,585
Yum! Brands, Inc.
4.75%, 01/15/30(b)		2	2,115
3.63%, 03/15/31		62	59,598
5.35%, 11/01/43		44	46,420

			17,738,266

Household Durables — 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.88%, 02/15/30(b)		202	202,125
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		158	169,455
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		215	249,937
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		206	220,420
Lennar Corp., 4.75%, 05/30/25		2	2,228
Mattamy Group Corp., 4.63%, 03/01/30(b)		159	157,932
Meritage Homes Corp., 5.13%, 06/06/27		35	38,413
Modern Land China Co. Ltd., 9.80%, 04/11/23		200	191,000
NCR Corp.(b)
5.75%, 09/01/27		108	114,277
5.00%, 10/01/28		73	73,730
5.13%, 04/15/29(d)		117	117,878
6.13%, 09/01/29		57	60,349
5.25%, 10/01/30		74	74,934
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		119	131,495
5.13%, 08/01/30		37	39,312
Tempur Sealy International, Inc.
5.50%, 06/15/26		67	69,429
4.00%, 04/15/29(b)		208	206,960
Toll Brothers Finance Corp., 4.35%, 02/15/28		8	8,650
Tri Pointe Homes, Inc., 5.25%, 06/01/27		28	29,960

			2,158,484

Household Products — 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(b)		48	48,000

Independent Power and Renewable Electricity Producers — 0.4%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24		200	220,187
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		200	211,437
Calpine Corp.(b)
5.25%, 06/01/26		10	10,283
4.50%, 02/15/28		69	69,580
5.13%, 03/15/28		879	883,087
4.63%, 02/01/29		117	113,992

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.(b) (continued)
5.00%, 02/01/31	USD	168	$163,968
3.75%, 03/01/31		4	3,812
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		84	87,393
Greenko Dutch BV
5.25%, 07/24/24		200	207,375
3.85%, 03/29/26		200	200,688
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26		200	213,375
India Green Energy Holdings, 5.38%, 04/29/24		250	259,687
NRG Energy, Inc.(b)
5.25%, 06/15/29		137	146,590
3.63%, 02/15/31		230	224,250
ReNew Power Pvt Ltd., 5.88%, 03/05/27		306	324,647
ReNew Power Synthetic, 6.67%, 03/12/24		200	210,125
TerraForm Power Operating LLC, 4.75%, 01/15/30(b)		121	125,636

			3,676,112

Insurance — 3.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		749	749,936
6.75%, 10/15/27		1,126	1,198,481
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,603,947
Allstate Corp.(a)
(3 mo. LIBOR US + 2.12%), 6.50%, 05/15/67		4,100	5,258,250
Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53		2,000	2,115,000
AmWINS Group, Inc., 7.75%, 07/01/26(b)		67	71,690
Aon PLC
3.88%, 12/15/25		1,445	1,596,736
4.60%, 06/14/44		500	594,793
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(a)(k)		333	356,974
Assicurazioni Generali SpA, (3 mo. EURIBOR + 5.35%), 5.50%, 10/27/47(a)	EUR	100	143,363
AssuredPartners, Inc., 5.63%, 01/15/29(b)	USD	177	180,363
Five Corners Funding Trust, 4.42%, 11/15/23(b)		2,050	2,248,779
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	100	145,897
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	USD	185	198,644
HUB International Ltd., 7.00%, 05/01/26(b)		415	430,940
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)		2,000	2,754,390
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (3 mo. EURIBOR + 3.50%), 6.00%, 05/26/41(a)	EUR	400	472,844
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(b)	USD	720	776,689
Prudential Financial, Inc.
5.90%, 03/17/36		500	629,414
5.70%, 12/14/36		1,625	2,193,404
Teachers Insurance & Annuity Association of America,
4.27%, 05/15/47(b)		700	786,814
Unipol Gruppo SpA, 3.25%, 09/23/30	EUR	100	124,035
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%),
5.65%, 05/15/53(a)	USD	4,500	4,813,301

			29,444,684

Interactive Media & Services — 0.2%
21Vianet Group, Inc., 7.88%, 10/15/21		200	203,500
Arches Buyer, Inc., 4.25%, 06/01/28(b)		73	72,869
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		220	217,800

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued) Cablevision Lightpath LLC (b) (continued)
5.63%, 09/15/28	USD	419	$425,159
Netflix, Inc. 5.88%, 11/15/28		121	146,358
6.38%, 05/15/29		23	28,520
5.38%, 11/15/29(b)		386	456,464
3.63%, 06/15/30	EUR	100	137,089
4.88%, 06/15/30(b)	USD	2	2,303
Northwest Fiber LLC/Northwest Fiber Finance Sub,
Inc., 6.00%, 02/15/28(b)		166	165,585
Twitter, Inc., 3.88%, 12/15/27(b)		129	135,255

			1,990,902

Internet Software & Services(b) — 0.3%
Booking Holdings, Inc., 0.75%, 05/01/25(i)		324	476,280
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/27		27	28,552
3.50%, 03/01/29		84	82,530
Match Group Holdings II LLC, 4.13%, 08/01/30		36	36,101
Uber Technologies, Inc. 7.50%, 05/15/25		604	651,819
0.00%, 12/15/25(i)(j)		462	485,389
8.00%, 11/01/26		283	306,347
7.50%, 09/15/27		517	571,068
6.25%, 01/15/28		133	144,864

			2,782,950

IT Services — 0.6%
Austin BidCo, Inc., 7.13%, 12/15/28(b)		48	48,840
Banff Merger Sub, Inc., 9.75%, 09/01/26(b)		880	937,200
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(b)		190	190,998
Camelot Finance SA, 4.50%, 11/01/26(b)		207	214,021
Castle US Holding Corp., 9.50%, 02/15/28(b)		202	206,040
Dun & Bradstreet Corp. (b) 6.88%, 08/15/26		162	172,967
10.25%, 02/15/27		131	146,229
Fair Isaac Corp., 4.00%, 06/15/28(b)		107	109,734
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	1,148,988
Gartner, Inc. (b) 4.50%, 07/01/28		199	205,219
3.75%, 10/01/30		175	173,553
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		181	185,529
Rackspace Technology Global, Inc., 5.38%, 12/01/28(b)		284	288,778
Science Applications International Corp., 4.88%, 04/01/28(b)		173	178,839
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (b) 5.75%, 06/01/25		168	177,450
6.75%, 06/01/25		575	587,578
Twilio, Inc., 3.88%, 03/15/31		86	87,837
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		169	165,743

			5,225,543

Leisure Products — 0.0%
Mattel, Inc. 6.75%, 12/31/25(b)		57	59,933
5.88%, 12/15/27(b)		77	84,532

Security		Par (000)	Value

Leisure Products (continued)
Mattel, Inc. (continued) 3.75%, 04/01/29(b)	USD	69	$69,431
6.20%, 10/01/40		86	100,835
5.45%, 11/01/41		70	76,475

			391,206

Machinery — 0.3%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(b)		71	70,379
Colfax Corp., 6.38%, 02/15/26(b)(m)		79	84,036
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(f)		226	245,775
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	118,234
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(b)	USD	114	116,314
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		90	96,525
Terex Corp. (b) 5.63%, 02/01/25		147	151,135
5.00%, 05/15/29(d)		201	208,075
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(b)		434	450,796
Vertical Holdco GmbH, 7.63%, 07/15/28(b)		200	215,050
Vertical Midco GmbH, 4.38%, 07/15/27	EUR	100	123,157
Vertical US Newco, Inc., 5.25%, 07/15/27(b)	USD	266	278,469

			2,157,945

Media — 5.4%
Altice Financing SA 7.50%, 05/15/26(b)		402	420,090
3.00%, 01/15/28	EUR	100	112,132
5.00%, 01/15/28(b)	USD	239	235,997
Altice France Holding SA(b) 10.50%, 05/15/27.		1,288	1,448,639
6.00%, 02/15/28		257	253,220
AMC Networks, Inc. 5.00%, 04/01/24		2	2,025
4.75%, 08/01/25		135	138,486
4.25%, 02/15/29		83	80,718
Bell Canada, 3.65%, 03/17/51		335	338,657
Block Communications, Inc., 4.88%, 03/01/28(b)		87	88,610
Cable One, Inc.(b) 1.13%, 03/15/28(i)		422	425,165
4.00%, 11/15/30		66	65,287
CCO Holdings LLC/CCO Holdings Capital Corp. (b) 5.88%, 05/01/27		18	18,576
5.00%, 02/01/28		189	199,896
5.38%, 06/01/29		155	166,238
4.75%, 03/01/30		132	136,785
4.50%, 08/15/30		607	618,654
4.25%, 02/01/31		419	419,930
4.50%, 05/01/32		682	690,525
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91%, 07/23/25		4,700	5,328,140
4.80%, 03/01/50		1,000	1,072,715
Clear Channel International BV, 6.63%, 08/01/25(b)		256	267,548
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/28(b)		328	324,392
Clear Channel Worldwide Holdings, Inc. 9.25%, 02/15/24		200	208,060

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued) Clear Channel Worldwide Holdings, Inc. (continued)
5.13%, 08/15/27(b)	USD	993	$998,710
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,600	2,981,256
Comcast Corp. 6.45%, 03/15/37		790	1,120,593
4.60%, 08/15/45		2,000	2,417,958
4.70%, 10/15/48		3,000	3,706,931
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(b)		1,493	1,589,657
CSC Holdings LLC 5.25%, 06/01/24		166	179,072
5.75%, 01/15/30(b)		443	466,588
4.63%, 12/01/30(b)		897	882,303
Diamond Sports Group LLC/Diamond Sports Finance
Co., 5.38%, 08/15/26(b)		366	263,520
Discovery Communications LLC 3.25%, 04/01/23		1,850	1,932,780
3.45%, 03/15/25		210	225,429
DISH DBS Corp. 6.75%, 06/01/21		443	446,544
5.88%, 07/15/22		124	129,518
5.00%, 03/15/23		284	296,283
7.75%, 07/01/26		614	677,693
DISH Network Corp. (i) 2.38%, 03/15/24		210	201,862
3.38%, 08/15/26		259	248,977
Entercom Media Corp., 6.50%, 05/01/27(b)		173	178,839
GCI LLC, 4.75%, 10/15/28(b)		61	62,449
Hughes Satellite Systems Corp., 5.25%, 08/01/26		70	77,034
iHeartCommunications, Inc. 6.38%, 05/01/26		91	96,963
5.25%, 08/15/27(b)		66	67,888
4.75%, 01/15/28(b)		50	50,375
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29(b)		449	456,911
Liberty Broadband Corp.(b)(i) 1.25%, 09/30/50		339	331,542
2.75%, 09/30/50		556	561,788
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(f)		221	221,066
Lions Gate Capital Holdings LLC (b) 6.38%, 02/01/24		16	16,510
5.88%, 11/01/24		109	112,202
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)		200	210,500
Live Nation Entertainment, Inc. 2.50%, 03/15/23(i)		320	447,008
4.88%, 11/01/24(b)		21	21,372
2.00%, 02/15/25(i)		107	118,503
6.50%, 05/15/27(b)		695	771,450
4.75%, 10/15/27(b)		176	177,320
3.75%, 01/15/28(b)		126	124,268
Lorca Telecom Bondco SA, 4.00%, 09/18/27	EUR	100	120,191
Meredith Corp., 6.88%, 02/01/26	USD	18	18,512
Midcontinent Communications/Midcontinent Finance
Corp., 5.38%, 08/15/27(b)		108	112,288
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(k)		648	684,247

Security		Par (000)	Value

Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
5.00%, 08/15/27	USD	233	$235,330
4.25%, 01/15/29		81	77,980
Qualitytech LP/QTS Finance Corp., 3.88%, 10/01/28(b)		129	128,355
Radiate Holdco LLC/Radiate Finance, Inc. (b) 4.50%, 09/15/26		389	393,376
6.50%, 09/15/28		1,050	1,108,747
Sable International Finance Ltd. 5.75%, 09/07/27		202	211,847
5.75%, 09/07/27(b)		200	210,750
Scripps Escrow II, Inc.(b) 3.88%, 01/15/29		11	10,808
5.38%, 01/15/31		113	112,153
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		182	175,402
Sirius XM Radio, Inc.(b) 5.00%, 08/01/27		63	66,090
5.50%, 07/01/29		159	171,919
4.13%, 07/01/30		249	249,286
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	123,368
TCI Communications, Inc., 7.88%, 02/15/26	USD	610	792,729
TEGNA, Inc., 5.50%, 09/15/24(b)		19	19,309
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)		200	210,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(b)		165	165,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)		622	669,303
Univision Communications, Inc., 5.13%, 02/15/25(b)		52	52,650
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	100	118,443
ViacomCBS, Inc., 5.85%, 09/01/43	USD	645	823,799
Videotron Ltd., 5.13%, 04/15/27(b)		130	137,394
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(b)		400	424,500
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)		507	515,872
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)		200	200,800
Walt Disney Co., 7.63%, 11/30/28		385	525,646
WMG Acquisition Corp. (b) 5.50%, 04/15/26		11	11,309
3.88%, 07/15/30		37	37,357
Ziggo Bond Co. BV (b) 6.00%, 01/15/27		150	156,375
5.13%, 02/28/30		200	204,500
Ziggo BV, 5.50%, 01/15/27(b)		249	259,271

			45,465,053

Metals & Mining — 1.0%
ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24		450	485,297
5.45%, 01/24/28		200	205,950
Allegheny Technologies, Inc., 7.88%, 08/15/23		82	88,945
Arconic Corp. (b) 6.00%, 05/15/25		87	93,767
6.13%, 02/15/28		233	248,145
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		835	909,481
Constellium SE (b) 5.88%, 02/15/26		269	277,204
5.63%, 06/15/28		250	263,812
3.75%, 04/15/29		341	326,023

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Freeport-McMoRan, Inc. 4.38%, 08/01/28	USD	217	$230,183
5.45%, 03/15/43		547	658,041
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		200	216,813
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(b)		164	167,600
JSW Steel Ltd., 5.95%, 04/18/24		200	212,563
Kaiser Aluminum Corp. (b) 6.50%, 05/01/25		68	72,060
4.63%, 03/01/28		38	38,895
Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/24(b)		200	187,375
New Gold, Inc.(b) 6.38%, 05/15/25		13	13,390
7.50%, 07/15/27		470	486,779
Nexa Resources SA, 5.38%, 05/04/27(b)		299	324,490
Novelis Corp.(b) 5.88%, 09/30/26		149	155,519
4.75%, 01/30/30		646	665,832
Periama Holdings LLC, 5.95%, 04/19/26		400	422,000
Rio Tinto Finance USA PLC, 4.75%, 03/22/42		400	496,662
thyssenkrupp AG, 2.88%, 02/22/24	EUR	51	60,901
Vale Overseas Ltd. 6.25%, 08/10/26	USD	133	157,705
3.75%, 07/08/30		120	124,788
Vedanta Resources Finance II PLC 8.00%, 04/23/23		313	285,725
13.88%, 01/21/24		400	431,625
8.95%, 03/11/25		200	191,100

			8,498,670

Multi-line Retail(b) — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26		268	273,360
Nordstrom, Inc., 8.75%, 05/15/25		91	102,991

			376,351

Multi-Utilities — 0.2%
KeySpan Gas East Corp., 5.82%, 04/01/41(b)		1,010	1,313,509

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.38%, 04/15/28(b)		113	116,520

Oil, Gas & Consumable Fuels — 7.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		557	576,495
Antero Midstream Partners LP/Antero Midstream
Finance Corp. (b) 7.88%, 05/15/26		139	149,497
5.75%, 03/01/27		55	55,012
Antero Resources Corp., 7.63%, 02/01/29(b)		254	270,510
Apache Corp. 4.88%, 11/15/27		141	144,525
4.38%, 10/15/28		8	7,976
5.10%, 09/01/40		160	156,400
5.25%, 02/01/42		25	24,625
4.75%, 04/15/43		230	213,325
4.25%, 01/15/44		125	112,499
5.35%, 07/01/49		48	45,840
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(b)		384	487,680

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(j)	USD	148	$108,448
Blue Racer Midstream LLC/Blue Racer Finance
Corp., 7.63%, 12/15/25(b)		112	120,705
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		250	251,950
Buckeye Partners LP 4.13%, 03/01/25(b)		179	182,632
4.50%, 03/01/28(b)		208	208,520
5.85%, 11/15/43		94	91,308
5.60%, 10/15/44		119	114,776
Burlington Resources LLC, 5.95%, 10/15/36		685	917,967
Callon Petroleum Co., 9.00%, 04/01/25(b)		587	595,441
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(i)	EUR	100	112,893
Cenovus Energy, Inc. 4.25%, 04/15/27	USD	400	432,606
5.40%, 06/15/47		76	84,613
Centennial Resource Production LLC 6.88%, 04/01/27(b)		171	152,190
3.25%, 04/01/28(i)		295	282,108
Cheniere Energy Partners LP 5.63%, 10/01/26		72	75,290
4.50%, 10/01/29		354	367,105
4.00%, 03/01/31(b)		417	424,297
Cheniere Energy, Inc., 4.63%, 10/15/28(b)		874	907,684
Chesapeake Energy Corp. (b) 5.50%, 02/01/26		38	39,554
5.88%, 02/01/29		119	126,140
Citgo Holding, Inc., 9.25%, 08/01/24(b)		298	295,765
CNX Resources Corp. (b) 2.25%, 05/01/26(i)		196	264,855
7.25%, 03/14/27		48	51,557
6.00%, 01/15/29		211	219,267
Colgate Energy Partners III LLC, 7.75%, 02/15/26(b)		181	177,418
Comstock Resources, Inc. 7.50%, 05/15/25(b)		102	105,825
9.75%, 08/15/26		56	60,900
6.75%, 03/01/29(b)		344	352,600
ConocoPhillips, 6.50%, 02/01/39		600	856,372
Continental Resources, Inc. 5.00%, 09/15/22		105	105,084
4.50%, 04/15/23		20	20,714
5.75%, 01/15/31(b)		151	170,609
4.90%, 06/01/44		157	157,003
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp. 6.25%, 04/01/23		11	11,002
5.63%, 05/01/27(b)		158	155,235
6.00%, 02/01/29(b)		138	135,930
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		735	749,862
DCP Midstream Operating LP (b) 6.45%, 11/03/36		148	165,390
6.75%, 09/15/37		222	247,808
Devon Energy Corp. 5.85%, 12/15/25		1,000	1,166,025
4.75%, 05/15/42		300	318,273
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(b)		467	498,625
Dycom Industries, Inc., 4.50%, 04/15/29(b)		69	69,173
eG Global Finance PLC 6.75%, 02/07/25(b)		441	450,922

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
eG Global Finance PLC (continued)
6.25%, 10/30/25	EUR	142	$169,504
8.50%, 10/30/25(b)	USD	200	212,944
Enbridge, Inc.(a)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,935	2,025,756
Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80		950	1,016,500
Endeavor Energy Resources LP/EER Finance, Inc. (b) 6.63%, 07/15/25		128	136,799
5.50%, 01/30/26		463	480,501
5.75%, 01/30/28		239	252,460
Energy Transfer LP, 3.90%, 07/15/26		310	333,717
Energy Transfer Operating LP 4.05%, 03/15/25		500	540,247
4.75%, 01/15/26		1,250	1,387,934
5.30%, 04/15/47		540	569,908
EnLink Midstream LLC 5.63%, 01/15/28(b)		116	112,170
5.38%, 06/01/29		50	46,750
EnLink Midstream Partners LP 4.40%, 04/01/24		144	145,152
4.15%, 06/01/25		10	9,777
4.85%, 07/15/26		67	64,724
5.60%, 04/01/44		135	112,050
5.05%, 04/01/45		22	17,018
Enterprise Products Operating LLC, 6.13%, 10/15/39 .		1,400	1,831,836
EOG Resources, Inc., 5.10%, 01/15/36		200	236,823
EQM Midstream Partners LP 6.00%, 07/01/25(b)		176	189,420
4.13%, 12/01/26		68	67,490
6.50%, 07/01/27(b)		245	266,376
4.50%, 01/15/29(b)		159	154,939
4.75%, 01/15/31(b)		544	527,680
EQT Corp. 1.75%, 05/01/26(b)(i)		288	423,014
3.90%, 10/01/27		162	165,240
8.50%, 02/01/30		102	130,081
Genesis Energy LP/Genesis Energy Finance Corp. 5.63%, 06/15/24		102	99,705
6.50%, 10/01/25		29	28,427
7.75%, 02/01/28		75	75,023
Geopark Ltd., 6.50%, 09/21/24		200	207,313
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	190,688
Great Western Petroleum LLC/Great Western
Finance Corp., 12.00%, 09/01/25(b)		121	107,690
Harvest Midstream I LP, 7.50%, 09/01/28(b)		232	249,330
Hess Corp., 4.30%, 04/01/27		1,100	1,198,825
Hess Midstream Operations LP, 5.63%, 02/15/26(b)		95	97,850
Hilcorp Energy I LP/Hilcorp Finance Co. (b) 5.75%, 02/01/29		196	197,715
6.00%, 02/01/31		99	100,485
Hilong Holding Ltd., 8.25%, 09/26/22(g)(h)		200	151,938
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	209,250
Impulsora Pipeline LLC, 6.05%, 01/01/43(c)		1,701	1,643,136
Indigo Natural Resources LLC, 5.38%, 02/01/29(b)		309	304,430
Kinder Morgan, Inc. 4.30%, 06/01/25		1,750	1,954,254
5.05%, 02/15/46		1,750	1,978,214
Leviathan Bond Ltd., 5.75%, 06/30/23(b)		175	182,983
Marathon Petroleum Corp., 6.50%, 03/01/41		2,049	2,724,035

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Matador Resources Co., 5.88%, 09/15/26	USD	671	$653,386
Medco Bell Pte Ltd., 6.38%, 01/30/27		250	252,031
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		288	306,270
MEG Energy Corp. (b) 6.50%, 01/15/25		634	654,890
7.13%, 02/01/27		70	73,325
5.88%, 02/01/29		93	93,233
MPLX LP, 4.25%, 12/01/27		250	281,044
Murphy Oil Corp. 5.75%, 08/15/25		82	81,984
6.38%, 12/01/42		18	16,380
Murphy Oil USA, Inc., 4.75%, 09/15/29		95	99,750
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(b)		53	54,325
New Fortress Energy, Inc. (b) 6.75%, 09/15/25		794	815,756
6.50%, 09/30/26		702	707,265
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		244	250,710
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		138	183,041
Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)		323	321,143
NuStar Logistics LP 6.00%, 06/01/26		99	106,730
6.38%, 10/01/30		17	18,381
Occidental Petroleum Corp. 2.70%, 08/15/22		207	207,078
2.70%, 02/15/23		94	93,786
6.95%, 07/01/24		43	47,183
2.90%, 08/15/24		308	304,624
5.50%, 12/01/25		90	95,175
3.40%, 04/15/26		46	44,666
3.20%, 08/15/26		13	12,474
3.00%, 02/15/27		3	2,823
8.88%, 07/15/30		22	27,742
6.13%, 01/01/31		319	352,240
4.30%, 08/15/39		323	273,907
6.20%, 03/15/40		614	630,885
4.50%, 07/15/44		284	242,076
4.63%, 06/15/45		337	294,909
6.60%, 03/15/46		18	19,172
4.40%, 04/15/46		294	251,793
4.10%, 02/15/47		44	35,256
4.20%, 03/15/48		199	161,707
4.40%, 08/15/49		71	59,375
Oil and Gas Holding Co., 7.63%, 11/07/24		200	222,563
Ovintiv Exploration, Inc. 5.75%, 01/30/22		59	60,933
5.38%, 01/01/26		22	24,245
Ovintiv, Inc. 7.38%, 11/01/31		52	66,144
6.50%, 08/15/34		72	87,168
Parsley Energy LLC/Parsley Finance Corp. (b) 5.63%, 10/15/27		195	211,331
4.13%, 02/15/28		192	203,280
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(b)		404	412,464
PDC Energy, Inc. 1.13%, 09/15/21(i)		150	148,688
6.13%, 09/15/24		117	120,057
6.25%, 12/01/25		34	34,170
5.75%, 05/15/26		164	170,109

14

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Pertamina Persero PT, 3.65%, 07/30/29	USD	239	$250,054
Petrobras Global Finance BV 5.30%, 01/27/25		178	195,355
8.75%, 05/23/26		222	277,078
6.00%, 01/27/28		18	19,733
5.60%, 01/03/31		309	325,686
Petroleos Mexicanos 6.35%, 02/12/48		101	83,199
6.95%, 01/28/60		310	264,662
Pioneer Natural Resources Co., 0.25%, 05/15/25(b)(i)		386	604,476
Puma International Financing SA, 5.13%, 10/06/24(b) .		200	199,938
Range Resources Corp, 9.25%, 02/01/26		42	45,634
Range Resources Corp. 5.88%, 07/01/22		30	30,150
5.00%, 08/15/22		170	173,009
5.00%, 03/15/23(l)		122	123,983
4.88%, 05/15/25		10	9,900
8.25%, 01/15/29(b)		123	131,610
Rattler Midstream LP, 5.63%, 07/15/25(b)		159	166,015
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	2,050,068
Saudi Arabian Oil Co., 2.25%, 11/24/30(b)		220	211,101
SM Energy Co. 6.13%, 11/15/22		12	11,832
5.00%, 01/15/24		242	227,601
10.00%, 01/15/25(b)		600	675,000
Southwestern Energy Co. 4.10%, 03/15/22		153	153,000
7.50%, 04/01/26		22	23,276
8.38%, 09/15/28		52	57,070
Stoneway Capital Corp., 10.00%, 03/01/27(b)(g)(h)		469	184,810
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,336,191
Sunoco Logistics Partners Operations LP 5.30%, 04/01/44		212	223,339
5.40%, 10/01/47		92	99,341
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/26		21	21,573
6.00%, 04/15/27		38	39,758
5.88%, 03/15/28		4	4,187
4.50%, 05/15/29(b)		80	79,700
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 5.50%, 09/15/24(b)		158	160,370
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.88%, 04/15/26		111	116,203
5.38%, 02/01/27		2	2,074
6.50%, 07/15/27		105	114,101
5.00%, 01/15/28		133	138,486
6.88%, 01/15/29		349	384,493
5.50%, 03/01/30		230	241,500
4.88%, 02/01/31(b)		61	61,808
Teine Energy Ltd., 6.88%, 04/15/29(b)(d)		119	120,440
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	564,323
Transocean, Inc., 11.50%, 01/30/27(b)		81	69,475
Vine Energy Holdings LLC, 6.75%, 04/15/29(b)		376	376,000
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(b)		39	41,516
Viper Energy Partners LP, 5.38%, 11/01/27(b)		114	118,560
Western Midstream Operating LP 3.95%, 06/01/25		118	121,187
4.75%, 08/15/28		25	26,125

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP (continued)
5.45%, 04/01/44	USD	229	$234,840
5.30%, 03/01/48		193	193,683
5.50%, 08/15/48		58	57,079
6.50%, 02/01/50		622	672,537
Williams Cos., Inc. 3.90%, 01/15/25		1,150	1,245,334
4.00%, 09/15/25		750	822,370

			62,043,426

Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28(b)		77	81,312

Pharmaceuticals — 2.3%
AbbVie, Inc. 5.00%, 12/15/21		758	773,115
3.80%, 03/15/25		3,250	3,550,754
3.60%, 05/14/25		870	947,801
3.20%, 05/14/26		500	540,158
4.55%, 03/15/35		2,140	2,485,141
4.45%, 05/14/46		2,095	2,413,793
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)		628	696,687
Bausch Health Cos., Inc.(b) 9.00%, 12/15/25		106	115,166
5.75%, 08/15/27		134	144,218
7.00%, 01/15/28		146	158,490
5.00%, 01/30/28		132	133,650
5.00%, 02/15/29		348	345,607
6.25%, 02/15/29		357	379,477
7.25%, 05/30/29		274	305,852
5.25%, 01/30/30		24	24,125
5.25%, 02/15/31		194	193,073
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27	EUR	100	118,795
CVS Health Corp. 5.13%, 07/20/45	USD	700	856,976
5.05%, 03/25/48		1,221	1,498,948
Elanco Animal Health, Inc., 5.90%, 08/28/28		6	6,803
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (b) 9.50%, 07/31/27		514	558,332
6.00%, 06/30/28		188	152,280
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(b)		326	328,852
Jaguar Holding Co. II/PPD Development LP(b) 4.63%, 06/15/25		324	338,029
5.00%, 06/15/28		271	282,246
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24	EUR	100	117,856
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)	USD	150	160,500
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)		625	662,906
Prestige Brands, Inc., 3.75%, 04/01/31(b)		101	96,329
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25	EUR	100	129,107
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	USD	200	219,940
Utah Acquisition Sub, Inc., 3.95%, 06/15/26		750	826,118

			19,561,124

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Producer Durables: Miscellaneous — 0.5%
Oracle Corp. 5.38%, 07/15/40	USD	3,025	$3,710,170
4.00%, 11/15/47		400	413,080

			4,123,250

Real Estate Management & Development — 3.6%
Adler Real Estate AG, 3.00%, 04/27/26	EUR	100	122,530
Agile Group Holdings Ltd. 5.75%, 01/02/25	USD	200	204,438
6.05%, 10/13/25		450	465,328
(5 year CMT + 11.29%), 7.88%(a)(k)		200	206,750
Central China Real Estate Ltd. 6.88%, 08/08/22		200	194,938
7.65%, 08/27/23		252	233,100
CFLD Cayman Investment Ltd. (g)(h) 8.63%, 02/28/21		200	76,438
6.90%, 01/13/23		200	73,938
8.60%, 04/08/24		200	73,938
China Aoyuan Group Ltd. 7.50%, 05/10/21		200	199,994
6.35%, 02/08/24		296	296,647
5.98%, 08/18/25		489	479,067
6.20%, 03/24/26		450	431,016
China Evergrande Group 8.25%, 03/23/22		400	381,252
9.50%, 04/11/22		400	384,250
11.50%, 01/22/23		450	423,281
12.00%, 01/22/24		250	231,641
China SCE Group Holdings Ltd. 7.25%, 04/19/23		200	205,812
7.38%, 04/09/24		200	205,688
5.95%, 09/29/24		288	285,120
7.00%, 05/02/25		441	446,512
CIFI Holdings Group Co. Ltd. 6.55%, 03/28/24		200	212,250
6.45%, 11/07/24		200	212,562
5.95%, 10/20/25		500	531,406
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	123,620
Country Garden Holdings Co. Ltd. 6.50%, 04/08/24	USD	200	213,875
6.15%, 09/17/25		200	221,687
5.13%, 01/14/27		200	212,187
Easy Tactic Ltd. 9.13%, 07/28/22		200	199,313
5.88%, 02/13/23		288	265,712
8.13%, 02/27/23		200	191,000
11.75%, 08/02/23		200	203,438
8.63%, 02/27/24		200	185,500
Fantasia Holdings Group Co. Ltd. 11.75%, 04/17/22		200	203,840
10.88%, 01/09/23		307	305,753
11.88%, 06/01/23		400	394,750
9.25%, 07/28/23		300	276,562
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)		150	156,769
Global Prime Capital Pte Ltd. 5.50%, 10/18/23		200	203,188
5.95%, 01/23/25		200	207,000
Greenland Global Investment Ltd. 6.75%, 06/25/22		200	184,375
5.60%, 11/13/22		200	177,625

Security	Par (000)	Value

Real Estate Management & Development (continued)
Hopson Development Holdings Ltd., 7.50%, 06/27/22 . USD	431	$440,024
Howard Hughes Corp. (b) 5.38%, 08/01/28	107	112,484
4.13%, 02/01/29	98	95,817
4.38%, 02/01/31	147	143,968
Kaisa Group Holdings Ltd. 11.95%, 10/22/22	200	209,812
11.50%, 01/30/23	400	413,375
10.88%, 07/23/23	434	450,546
9.75%, 09/28/23	288	293,040
11.95%, 11/12/23	259	272,031
9.38%, 06/30/24	300	288,375
KWG Group Holdings Ltd. 7.88%, 08/09/21	200	202,938
7.88%, 09/01/23	200	206,250
7.40%, 03/05/24	200	209,687
5.88%, 11/10/24	400	404,875
Logan Group Co. Ltd. 6.50%, 07/16/23	200	205,000
6.90%, 06/09/24	200	211,812
5.75%, 01/14/25	200	209,937
4.50%, 01/13/28	328	318,160
MAF Sukuk Ltd., 4.64%, 05/14/29	200	221,562
New Metro Global Ltd. 6.80%, 08/05/23	400	419,750
4.50%, 05/02/26	400	390,500
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22	200	208,437
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29(b)	173	170,621
Redsun Properties Group Ltd. 9.95%, 04/11/22	200	206,812
9.70%, 04/16/23	432	446,850
7.30%, 01/13/25	200	192,938
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24	513	545,383
Series 2019-A, 6.00%, 09/04/25	288	298,710
Series 2020-A, 5.20%, 01/12/26	400	404,375
Ronshine China Holdings Ltd. 11.25%, 08/22/21	200	202,500
10.50%, 03/01/22	200	204,375
8.95%, 01/22/23	200	200,563
7.35%, 12/15/23	433	409,456
Scenery Journey Ltd. 11.50%, 10/24/22	419	383,123
13.00%, 11/06/22	400	372,750
12.00%, 10/24/23	330	290,812
Seazen Group Ltd. 6.45%, 06/11/22	200	205,438
6.00%, 08/12/24	400	422,000
Shimao Group Holdings Ltd. 5.60%, 07/15/26	200	216,125
3.45%, 01/11/31	200	190,188
Shui On Development Holding Ltd. 5.75%, 11/12/23	200	205,438
5.50%, 03/03/25	482	486,067
Sino-Ocean Land Treasure III Ltd., (5 year CMT + 3.26%), 4.90%(a)(k)	200	173,750
Sunac China Holdings Ltd. 7.95%, 10/11/23	200	211,250
7.50%, 02/01/24	200	210,437

16

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Sunac China Holdings Ltd. (continued)
6.65%, 08/03/24	USD	360	$369,225
6.50%, 01/10/25		400	405,375
7.00%, 07/09/25		450	461,109
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	204,313
Times China Holdings Ltd.
6.75%, 07/16/23		513	532,879
6.75%, 07/08/25		200	209,875
6.20%, 03/22/26		611	619,210
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27	GBP	745	1,088,617
Wanda Group Overseas Ltd., 7.50%, 07/24/22	USD	200	178,688
Wanda Properties International Co. Ltd., 7.25%, 01/29/24		200	195,750
Yango Justice International Ltd.
10.00%, 02/12/23		400	410,625
7.50%, 04/15/24		450	438,750
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	209,937
Yuzhou Group Holdings Co. Ltd.
8.50%, 02/04/23		200	189,100
8.50%, 02/26/24		400	361,000
8.38%, 10/30/24		400	359,000
7.70%, 02/20/25		263	227,100
7.38%, 01/13/26		200	170,000
6.35%, 01/13/27		200	166,400
Zhenro Properties Group Ltd.
8.35%, 03/10/24		288	296,280
7.88%, 04/14/24		600	604,500

			30,780,164

Road & Rail — 0.9%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40		1,890	2,529,830
CSX Corp., 4.75%, 05/30/42		350	422,274
Danaos Corp., 8.50%, 03/01/28(b)		100	106,875
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		2,599	3,030,729
Norfolk Southern Corp., 4.15%, 02/28/48		1,300	1,448,662

			7,538,370

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc., 3.90%, 12/15/25		470	520,670
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/27		2,850	3,094,830
Broadcom, Inc., 3.46%, 09/15/26		735	788,257
Microchip Technology, Inc.
0.13%, 11/15/24(i)		220	258,912
1.63%, 02/15/25(i)		53	183,214
4.25%, 09/01/25(b)		346	361,483
ON Semiconductor Corp.
1.63%, 10/15/23(i)		197	408,406
3.88%, 09/01/28(b)		191	196,472
QUALCOMM, Inc., 4.65%, 05/20/35		250	305,081
Sensata Technologies BV(b)
5.00%, 10/01/25		279	308,295
4.00%, 04/15/29		200	203,606
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		134	140,365
Synaptics, Inc., 4.00%, 06/15/29(b)		129	128,007

			6,897,598

Software — 1.3%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		433	456,815
ANGI Group LLC, 3.88%, 08/15/28(b)		174	174,000

Security		Par (000)	Value

Software (continued)
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)	USD	255	$250,566
Boxer Parent Co., Inc.
6.50%, 10/02/25	EUR	100	124,799
7.13%, 10/02/25(b)	USD	263	282,067
9.13%, 03/01/26(b)		467	497,112
BY Crown Parent LLC, 7.38%, 10/15/24(b)		461	468,491
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(b)		411	426,795
CDK Global, Inc., 4.88%, 06/01/27		5	5,224
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		35	34,220
Microsoft Corp., 3.50%, 11/15/42		4,000	4,395,619
MSCI, Inc.(b)
4.00%, 11/15/29		51	52,451
3.63%, 09/01/30		104	105,752
Nuance Communications, Inc., 5.63%, 12/15/26		35	36,706
Open Text Holdings, Inc., 4.13%, 02/15/30(b)		83	84,136
Playtika Holding Corp., 4.25%, 03/15/29(b)		199	196,055
PTC, Inc., 4.00%, 02/15/28(b)		126	127,890
Rocket Software, Inc., 6.50%, 02/15/29(b)		277	279,493
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(b) .		1,120	1,157,072
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		777	827,544
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		657	682,393

			10,665,200

Specialty Retail — 0.3%
Gap, Inc., 8.88%, 05/15/27(b)		107	124,923
L Brands, Inc.
6.88%, 07/01/25(b)		186	206,683
6.88%, 11/01/35		215	256,235
6.75%, 07/01/36		49	57,820
PetSmart, Inc./PetSmart Finance Corp.(b)
4.75%, 02/15/28		271	277,155
7.75%, 02/15/29		1,003	1,085,697
Staples, Inc., 7.50%, 04/15/26(b)		480	506,280
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.25%, 09/15/24(a)	EUR	100	110,380

			2,625,173

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc., 4.65%, 02/23/46	USD	2,400	2,984,171
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		1,500	1,710,587

			4,694,758

Textiles, Apparel & Luxury Goods(b) — 0.0%
Crocs, Inc., 4.25%, 03/15/29		106	103,352
Hanesbrands, Inc., 5.38%, 05/15/25		29	30,686
Levi Strauss & Co., 3.50%, 03/01/31		75	72,375

			206,413

Thrifts & Mortgage Finance(b) — 0.1%
Home Point Capital, Inc., 5.00%, 02/01/26		195	193,050
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27		205	212,687
5.50%, 08/15/28		169	169,684
5.13%, 12/15/30		92	90,735
PennyMac Financial Services, Inc., 4.25%, 02/15/29		34	32,513

			698,669

Tobacco — 0.9%
Altria Group, Inc.
5.38%, 01/31/44		2,000	2,331,102

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Tobacco (continued)
Altria Group, Inc. (continued) 3.88%, 09/16/46	USD	1,250	$1,212,822
Reynolds American, Inc. 4.45%, 06/12/25		635	704,621
7.00%, 08/04/41		1,000	1,293,766
5.85%, 08/15/45		1,500	1,768,087

			7,310,398

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28	EUR	100	119,987

Transportation Infrastructure — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)	USD	200	207,312
Atlantia SpA, 1.88%, 02/12/28	EUR	100	118,467
FedEx Corp., 4.75%, 11/15/45	USD	1,250	1,463,547
I 595 Express LLC, 3.31%, 12/31/31(c)		751	788,661
Simpar Europe SA, 5.20%, 01/26/31(b)		200	195,875
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26(b)		580	646,073

			3,419,935

Utilities — 1.3%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(b)		200	206,928
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(b)		237	236,491
Electricite de France SA (b) 5.60%, 01/27/40		2,800	3,540,340
(10 year USD Swap + 3.71%), 5.25%(a)(k)		4,200	4,420,500
Genneia SA, 8.75%, 01/20/22(b)		347	308,613
Inkia Energy Ltd., 5.88%, 11/09/27(b)		200	210,000
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		576	577,260
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		214	217,478
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(b)(d)		72	73,620
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)		215	234,081
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		236	263,308
Thames Water Kemble Finance PLC, 4.63%, 05/19/26	GBP	168	234,374
Vistra Operations Co. LLC, 5.63%, 02/15/27(b)	USD	87	90,426

			10,613,419

Wireless Telecommunication Services — 1.3%
Altice France SA (b) 7.38%, 05/01/26		581	604,298
8.13%, 02/01/27		478	523,936
5.50%, 01/15/28		391	400,673
Crown Castle International Corp., 3.10%, 11/15/29		1,000	1,032,199
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(b)		125	131,563
Kenbourne Invest SA, 6.88%, 11/26/24(b)		210	223,388
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	100	119,135
Millicom International Cellular SA, 4.50%, 04/27/31(b)	USD	200	208,000
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	3,374,344
SBA Communications Corp. 4.88%, 09/01/24		86	88,311
3.88%, 02/15/27		477	487,589
Sprint Corp., 7.63%, 03/01/26		349	427,420
T-Mobile USA, Inc. 4.50%, 02/01/26		27	27,624
2.88%, 02/15/31		298	288,017

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued) 3.50%, 04/15/31	USD	275	$277,062
4.50%, 04/15/50(b)		500	561,445
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)		403	397,962
VICI Properties LP/VICI Note Co., Inc.(b) 3.50%, 02/15/25		92	93,668
4.25%, 12/01/26		317	324,318
3.75%, 02/15/27		277	277,000
4.63%, 12/01/29		320	331,955
4.13%, 08/15/30		353	356,071
VTR Comunicaciones SpA, 5.13%, 01/15/28(b)		200	208,725

			10,764,703

Total Corporate Bonds — 68.5% (Cost: $534,508,475)			580,214,804

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.1%
Peraton Holding Corp. (n) 2nd Lien Term Loan B1, 02/23/29(c)		195	197,925
Delayed Draw Term Loan B, 02/01/28		353	353,280
Term Loan B, 02/01/28		201	200,738
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25%, 0.75% Floor), 6.00%, 01/15/25		126	126,052

			877,995

Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 04/20/28(n)		405	414,536
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		36	36,414
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		117	124,185
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/20/27		201	210,849

			785,984

Auto Components — 0.0%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 04/30/26		169	166,956

Building Products — 0.0%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27		63	62,538
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		66	65,789

			128,327

Capital Markets — 0.0%
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.00%), 3.13%, 06/03/26		145	143,354

Chemicals — 0.1%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		253	256,264
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28		312	310,830
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 06/30/27		183	181,553

18

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Invictus US LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.86%, 03/30/26	USD	33	$33,222
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 5.25%, 02/09/26		67	66,749
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/15/24		123	120,747

			969,365

Commercial Services & Supplies — 0.2%
Asurion LLC, 2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.36%, 12/23/26.		49	48,308
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 12/12/25.		48	48,406
Diamond (BC) BV, USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 09/06/24		426	423,804
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 05/30/25		60	60,028
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26		34	33,304
Verscend Holding Corp. 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.61%, 08/27/25		698	697,739
2021 Term Loan B, 08/27/25(n)		59	58,468

			1,370,057

Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		1,126	1,107,565
SRS Distribution, Inc., 2019 Incremental Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 05/23/25		94	93,567

			1,201,132

Construction Materials — 0.0%
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		60	59,795

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.44%, 04/03/24		239	234,051
Charter NEX US, Inc., 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/01/27		131	131,134

			365,185

Diversified Consumer Services — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 01/31/27		42	41,234
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		59	58,485
TruGreen Limited Partnership, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%, 0.75% Floor), 9.25%, 11/02/28(c)		106	109,180

			208,899

Diversified Financial Services — 0.2%
Applecaramel Buyer LLC, Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		356	355,217
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		276	275,761
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28(c)		97	96,151

Security		Par (000)	Value

Diversified Financial Services (continued)
LBM Acquisition LLC
Delayed Draw Term Loan, 12/18/27(n)	USD	6	$5,748
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		26	25,866
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		515	512,136
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25		605	607,067

			1,877,946

Diversified Telecommunication Services — 0.2%
Frontier Communications Corp., 2020 DIP Exit Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/08/21		198	197,174
Intelsat Jackson Holdings SA 2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23.		123	125,251
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		198	201,959
2017 Term Loan B5, (Fixed), 8.63%, 01/02/24		1,071	1,090,900
Northwest Fiber LLC, 2021 Term Loan, (3 mo. LIBOR + 3.75%), 3.93%, 04/30/27		126	126,030

			1,741,314

Entertainment — 0.0%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(c)		257	263,789

Health Care Equipment & Supplies — 0.0%
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 06/30/25		52	51,743

Health Care Providers & Services — 0.1%
AHP Health Partners, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/30/25		201	200,737
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		120	120,055
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/10/25		405	348,341
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.75%), 2.88%, 07/02/25		93	92,712
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 11/16/25		76	76,255
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/13/26		254	253,048
Surgery Center Holdings, Inc., 2020 Incremental Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 09/03/24		12	12,110

			1,103,258

Health Care Services — 0.0%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.71%, 07/25/26.		106	104,665

Health Care Technology — 0.0%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.45%, 02/11/26		83	83,069

Hotels, Restaurants & Leisure — 0.1%
Caesars Resort Collection LLC, 2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.61%, 07/20/25		117	116,728

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23	USD	260	$255,759
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		247	246,220
Life Time Fitness, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/16/24		163	162,177

			780,884

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.11%, 08/12/26		27	26,549

Industrial Conglomerates — 0.0%
PSAV Holdings LLC, 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25		313	230,815
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		109	109,721

			340,536

Insurance — 0.1%
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		124	124,167
Sedgwick Claims Management Services, Inc. 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 12/31/25		392	386,143
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/03/26		142	140,548
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		106	106,286

			757,144

Interactive Media & Services — 0.0%
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26		80	79,720
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		110	111,650

			191,370

Internet & Direct Marketing Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/08/27		155	154,564

IT Services — 0.1%
Banff Merger Sub, Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/02/25		179	178,429
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		179	178,613
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 02/13/27		111	107,248

			464,290

Security		Par (000)	Value

Life Sciences Tools & Services — 0.0%
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 09/27/24	USD	223	$219,827

Machinery — 0.1%
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.11%, 09/21/26		270	270,178
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 3.27%, 03/28/25		813	795,562

			1,065,740

Media — 0.2%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		47	42,755
Altice Financing SA, 2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 07/15/25		23	22,701
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.20%, 08/14/26		107	107,161
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.71%, 08/21/26		492	471,777
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		108	107,636
MH Sub I LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 02/23/29		35	35,175
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26		24	23,819
Terrier Media Buyer, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 12/17/26		101	100,184
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/09/27		387	383,212

			1,294,420

Oil, Gas & Consumable Fuels — 0.2%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (Fixed), 10.00%, 11/01/25		1,046	1,156,024
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		157	150,272
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 06/30/24(c)		8	6,600

			1,312,896

Pharmaceuticals — 0.1%
Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 03/10/28(n)		390	385,415

Professional Services — 0.0%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 02/06/26.		287	285,154

Software — 0.3%
Barracuda Networks, Inc., 2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		121	122,703
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26		34	34,159
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.95%, 01/29/27		136	134,160

20

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24	USD	30	$29,848
Epicor Software Corp. 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		62	63,938
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/31/27		169	168,507
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.93%, 03/11/28		97	96,212
Informatica LLC 2020 USD 2nd Lien Term Loan, (Fixed), 7.13%, 02/25/25		278	283,735
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 02/25/27		130	128,588
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 11/29/24		88	86,354
Omnitracs, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%), 8.11%, 10/01/28(c)		35	35,044
Planview Parent, Inc., 2nd Lien Term Loan, (1 Week LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/17/28		103	102,485
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.11%, 04/26/24		123	122,232
RealPage, Inc, Term Loan, 02/17/28(n)		220	218,869
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 05/30/25		9	9,275
Sabre GLBL, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/17/27		59	59,405
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27		412	411,453
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/02/26		21	20,599
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 03/04/28		189	190,820
Ultimate Software Group, Inc. 2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/03/26		122	122,386
Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 05/03/26		146	146,265

			2,587,037

Specialty Retail — 0.1%
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/28		389	388,105
Sotheby’s, Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 01/15/27		207	208,118

			596,223

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC 2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		25	25,036
2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		44	43,291

			68,327

Security		Par (000)	Value

Wireless Telecommunication Services — 0.0%
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.86%, 06/10/27	USD	306	$305,791

Total Floating Rate Loan Interests — 2.6% (Cost: $22,197,816)			22,339,000

Foreign Agency Obligations

Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29		200	217,375
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		200	231,188

			448,563

Canada — 0.9%
CDP Financial, Inc., 5.60%, 11/25/39(b)(l)		5,890	7,846,547

Colombia — 0.1%
Colombia Government International Bond 4.50%, 01/28/26		600	658,125
3.88%, 04/25/27		268	286,509

			944,634

Dominican Republic — 0.1%
Dominican Republic International Bond 5.95%, 01/25/27		230	257,888
4.50%, 01/30/30(b)		226	227,059
4.88%, 09/23/32(b)		150	151,500
6.40%, 06/05/49		150	157,078

			793,525

Egypt — 0.1%
Egypt Government International Bond 5.58%, 02/21/23(b)		200	208,188
5.88%, 06/11/25		410	432,037
8.50%, 01/31/47(b)		400	396,750

			1,036,975

Iceland — 0.4%
Iceland Government International Bond, 5.88%, 05/11/22		3,555	3,723,805

Indonesia — 0.1%
Indonesia Government International Bond, 4.10%, 04/24/28		600	663,563

Italy — 0.4%
Republic of Italy Government International Bond, 5.38%, 06/15/33		2,925	3,561,122

Mexico — 0.1%
Mexico Government International Bond, 2.66%, 05/24/31		496	470,425

Mongolia — 0.0%
Mongolia Government International Bond, 8.75%, 03/09/24		250	287,500

Morocco — 0.0%
Morocco Government International Bond, 3.00%, 12/15/32(b)		221	206,911

Oman — 0.0%
Oman Government International Bond, 6.50%, 03/08/47		228	214,890

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pakistan — 0.1%
Pakistan Government International Bond 6.00%, 04/08/26	USD	200	$203,250
7.38%, 04/08/31		200	204,000

			407,250

Panama — 0.1%
Panama Government International Bond 3.16%, 01/23/30		212	220,347
4.50%, 04/16/50		200	219,938

			440,285

Paraguay — 0.0%
Paraguay Government International Bond, 5.40%, 03/30/50(b)		200	223,750

Peru — 0.1%
Peruvian Government International Bond 1.86%, 12/01/32		257	234,352
5.63%, 11/18/50		139	184,522

			418,874

Portugal — 0.5%
Portugal Government International Bond, 5.13%, 10/15/24(b)		3,970	4,537,400

Qatar — 0.1%
Qatar Government International Bond 4.00%, 03/14/29(b)		240	272,400
4.40%, 04/16/50		200	232,000

			504,400

Romania — 0.0%
Romanian Government International Bond, 3.00%, 02/14/31(b)		220	220,206

Russia — 0.1%
Russian Foreign Bond - Eurobond 4.75%, 05/27/26		200	223,875
4.25%, 06/23/27		200	218,900

			442,775

Saudi Arabia — 0.0%
Saudi Government International Bond, 4.50%, 04/17/30		278	320,048

Sri Lanka — 0.2%
Sri Lanka Government International Bond 5.75%, 04/18/23		271	184,365
6.85%, 03/14/24		432	275,265
6.35%, 06/28/24		600	383,062
7.85%, 03/14/29		200	122,250
7.55%, 03/28/30		500	305,000

			1,269,942

Ukraine — 0.1%
Ukraine Government International Bond 7.75%, 09/01/23		100	107,819
7.75%, 09/01/25		385	417,340
7.25%, 03/15/33(b)		400	397,750

			922,909

Security		Par (000)	Value

Uruguay — 0.0%
Uruguay Government International Bond, 4.98%, 04/20/55	USD	162	$197,731

Total Foreign Agency Obligations — 3.6% (Cost: $27,628,334)			30,104,030

Municipal Bonds

California — 0.8%
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40		1,900	2,618,086
State of California, GO, BAB
7.55%, 04/01/39		280	453,628
7.63%, 03/01/40		1,720	2,766,586
University of California, RB, BAB, 5.95%, 05/15/45		885	1,214,335

			7,052,635

Georgia — 0.3%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 7.06%, 04/01/57(m)		1,950	2,721,791

Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33		2,000	2,250,900

Indiana — 0.4%
Indianapolis Local Public Improvement Bond Bank, RB, Series B-2, 6.12%, 01/15/40		2,535	3,471,429

New Jersey — 0.1%
State of New Jersey, GO
Series A, 4.00%, 06/01/30		250	303,512
Series A, 4.00%, 06/01/31		190	232,604
Series A, 4.00%, 06/01/32		180	221,524

			757,640

New York — 1.2%
Metropolitan Transportation Authority, RB, BAB, 7.34%, 11/15/39		1,295	2,019,345
New York City Industrial Development Agency, Refunding RB (AGM), 3.19%, 03/01/40		165	160,034
Class A, (AGM), 3.00%, 01/01/46		50	51,743
New York City Transitional Finance Authority Future Tax Secured Revenue RB, 4.00%, 02/01/41		1,000	1,168,450
New York City Water & Sewer System, Refunding RB, BAB, 5.72%, 06/15/42		1,390	1,961,512
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40		1,900	2,533,745
Series F, 5.63%, 03/15/39		1,100	1,407,604
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	1,013,735

			10,316,168

Total Municipal Bonds — 3.1% (Cost: $20,802,952)			26,570,563

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.2%
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		616	614,684
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 0.30%, 03/20/47(a)		550	464,169

22

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (continued)
Series 2007-OA10, Class 2A1, (1 mo. LIBOR US + 0.25%), 0.36%, 09/25/47(a)	USD	5,670	$4,794,517
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37.		324	291,121
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.47%, 06/19/35(a)		160	158,292
GSR Mortgage Loan Trust
Series 2006-4F, Class 1A1, 5.00%, 05/25/36		7	39,230
Series 2007-4F, Class 3A1, 6.00%, 07/25/37		99	85,161
JP Morgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 08/25/36		48	27,622
Merrill Lynch Mortgage Investors Trust, Series 2006- A3, Class 3A1, 3.01%, 05/25/36(a)		235	205,854
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)(c)		2,050	2,049,998
Visio Trust, Series 2020-1R, Class M1, 2.93%, 11/25/55(b)		1,790	1,813,833
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 1.03%, 05/25/47(a)		120	116,000

			10,660,481

Commercial Mortgage-Backed Securities — 4.4%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 04/14/33(a)(b)		4,170	4,432,139
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.38%, 07/25/37(a)(b)		988	935,736
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		590	605,252
Citigroup Commercial Mortgage Trust(a)
Series 2013-GC15, Class B, 5.18%, 09/10/46		7,183	7,753,741
Series 2020-420K, Class D, 3.31%, 11/10/42(b)		270	256,122
COMM Mortgage Trust(a)
Series 2015-CR22, Class C, 4.11%, 03/10/48		5,000	5,321,537
Series 2015-LC19, Class C, 4.24%, 02/10/48		3,500	3,739,031
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.11%, 08/10/50(a)		7,000	7,555,848
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.26%, 04/15/50(a)		1,000	982,771
CSMC-FACT, Series 2020-FACT, Class D, (1 mo. LIBOR US + 3.71%), 3.82%, 10/15/37(a)(b)		900	910,480
GS Mortgage Securities Corp. Trust, Series 2020- TWN3, Class D, (1 mo. LIBOR US + 3.70%), 3.81%, 11/15/37(a)(b)		1,500	1,517,286
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.45%, 07/13/29(a)(b)		3,200	3,199,588

			37,209,531

Total Non-Agency Mortgage-Backed Securities — 5.6% (Cost: $45,677,834)			47,870,012

Preferred Securities

Capital Trusts — 5.1%

Banks(a) — 1.2%
Bank of East Asia Ltd., 5.88%(k)		500	533,594

Security		Par (000)	Value

Banks (continued)
Bankia SA, 6.38%(k)	EUR	200	$254,621
BBVA Bancomer SA, 5.13%, 01/18/33	USD	271	278,537
CIT Group, Inc., Series A, 5.80%(k)		163	168,501
Kasikornbank PCL, 5.28%(k)		600	630,938
Nanyang Commercial Bank Ltd., 5.00%(k)		200	204,938
Nordea Bank Abp, 6.13%(b)(k)		2,960	3,219,059
Rizal Commercial Banking Corp., 6.50%(k)		200	207,375
TMB Bank PCL, 4.90%(k)		250	250,781
Wells Fargo & Co.(k)
Series S, 5.90%		3,390	3,602,723
Series U, 5.88%		256	281,856

			9,632,923

Diversified Financial Services(a)(k) — 3.1%
Bank of America Corp.
Series AA, 6.10%.		7	7,770
Series DD, 6.30%		45	51,750
Series FF, 5.88%		3,500	3,817,345
Series X, 6.25%		1,050	1,162,140
Series Z, 6.50%		87	97,440
BNP Paribas SA, 4.50%(b)		200	197,400
Citigroup, Inc., Series Q, 4.29%		161	161,048
Credit Suisse Group AG, 6.38%(b)		300	319,500
HSBC Holdings PLC 6.50%		1,090	1,222,163
6.00%		435	476,216
JPMorgan Chase & Co.
Series FF, 5.00%		3,027	3,129,161
Series HH, 4.60%		165	166,856
Series I, 3.68%		3,581	3,574,733
Series R, 6.00%		70	73,377
Series V, 3.56%		3,640	3,623,620
Lloyds Banking Group PLC, 7.50%		1,750	1,999,375
Morgan Stanley, Series H, 3.85%		3,030	3,034,529
Natwest Group PLC 6.00%		1,575	1,728,090
8.63%		200	204,750
Societe Generale SA, 7.88%(b)		1,000	1,108,900
Woori Bank, 4.25%		250	261,250

			26,417,413

Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 5.88%(a)(k)	EUR	100	131,342

Electric Utilities — 0.4%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(a)	USD	2,750	3,132,946

Insurance — 0.4%
Heungkuk Life Insurance Co. Ltd., 4.48%(a)(k)		200	201,687
MetLife, Inc., 6.40%, 12/15/36		2,554	3,205,391

			3,407,078

Real Estate Management & Development — 0.0%
Aroundtown SA, 3.38%(a)(k)	EUR	100	122,047

Utilities — 0.0%
Electricite de France SA, 3.38%(a)(k)		200	249,785

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%, 01/03/79(a)	EUR	100	$122,186

Total Capital Trusts — 5.1%			43,215,720

		Shares

Preferred Stocks — 0.5%(a)(k)

Capital Markets — 0.5%
Goldman Sachs Group, Inc., Series J, 5.50%		92,000	2,485,840
Morgan Stanley, Series K, 5.85%		66,567	1,895,828

			4,381,668

Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association, Series S, 8.25%		10,000	55,500

Total Preferred Stocks — 0.5%.			4,437,168

Trust Preferred — 0.1%

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 6.58%, 10/30/40(a)		29,583	795,783

Total Preferred Securities — 5.7% (Cost: $46,172,681)			48,448,671

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.6%
Federal Home Loan Bank(l)
5.25%, 12/09/22	USD	1,375	1,492,199
5.37%, 09/09/24		4,025	4,699,283
Federal National Mortgage Association, 5.63%, 07/15/37(l)		1,600	2,355,710
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(j)		6,055	5,072,255

			13,619,447

Collateralized Mortgage Obligations — 2.3%
Fannie Mae, Series 2015-47, Class GL, 3.50%, 07/25/45		1,636	1,804,742
Freddie Mac
Series 4350, Class DY, 4.00%, 06/15/44		2,830	3,147,973
Series 4398, Class ZX, 4.00%, 09/15/54		9,949	11,349,388
Series 4549, Class TZ, 4.00%, 11/15/45		3,031	3,399,492
Uniform Mortgage-Backed Securities, Series 1254, Class Z, 8.50%, 04/15/22		2	51

			19,701,646

Interest Only Collateralized Mortgage Obligations — 0.3%
Ginnie Mae Mortgage-Backed Securities(a)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 6.35%, 12/16/39		963	152,795
Series 2009-78, Class SD, (1 mo. LIBOR US + 6.20%), 6.09%, 09/20/32		1,603	3,244

Security		Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae Mortgage-Backed Securities(a) (continued)
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 6.55%, 04/16/41	USD	8,086		$1,562,823
Uniform Mortgage-Backed Securities
Series 094, Class 2, 9.50%, 08/25/21		—	(o)	—
Series 1991-099, Class L, 930.00%, 08/25/21		—	(o)	—
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(o)	—
Series 1997-50, Class SI, (1 mo. LIBOR US + 9.20%), 1.20%, 04/25/23(a)		6		50
Series 2012-47, Class NI, 4.50%, 04/25/42		2,417		449,544
Series 2012-96, Class DI, 4.00%, 02/25/27		990		17,825

				2,186,281

Mortgage-Backed Securities — 8.0%
Fannie Mae Mortgage-Backed Securities, 2.00%, 03/01/51(l)		8,978		8,967,450
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/15/33		29		31,791
Uniform Mortgage-Backed Securities (l) 3.00%, 04/01/33 - 09/01/43		11,384		12,074,436
5.00%, 08/01/34		901		1,043,162
5.50%, 06/01/38		469		551,628
6.00%, 12/01/38		381		454,949
4.50%, 07/01/41 - 07/01/55		10,592		12,029,405
4.00%, 12/01/41 - 04/01/56		18,291		20,260,917
3.50%, 07/01/49 - 08/01/49		11,986		12,855,009

				68,268,747

Principal Only Collateralized Mortgage Obligations(j) — 0.0%
Uniform Mortgage-Backed Securities
Series 1993-51, Class E, 0.00%, 02/25/23		1		1,221
Series 1993-70, Class A, 0.00%, 05/25/23		—	(o)	259
Series 203, Class 1, 0.00%, 02/25/23		1		369
Series 228, Class 1, 0.00%, 06/25/23		—	(o)	226

				2,075

Total U.S. Government Sponsored Agency Securities — 12.2% (Cost: $95,242,031)				103,778,196

U.S. Treasury Obligations
U.S. Treasury Bonds (l) 3.00%, 11/15/44		61,400		68,451,406
2.50%, 02/15/46		66,500		67,778,047
2.75%, 11/15/47		2,000		2,138,359
1.88%, 02/15/51		22,500		19,968,750
U.S. Treasury Note, 0.13%, 08/31/22(l)(p)		21,300		21,300,000
U.S. Treasury Notes (l) 0.13%, 03/31/23		39,000		38,974,102
2.75%, 04/30/23 - 08/31/25(p)		19,300		20,827,156
7.50%, 11/15/24		8,200		10,265,055
3.00%, 09/30/25		2,400		2,634,844
2.88%, 08/15/28		1,000		1,099,922
3.13%, 11/15/28		3,000		3,354,961
0.63%, 08/15/30		7,000		6,343,750

24

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
2.75%, 04/30/23 - 08/31/25(p)	USD	19,300	$20,827,156
0.88%, 11/15/30		25,000	23,121,094
1.13%, 02/15/31		10,000	9,448,437

Total U.S. Treasury Obligations — 34.9% (Cost: $288,313,082)			295,705,883

		Shares

Warrants

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Expires 06/30/23)(h)		7,761	126,970

Total Warrants — 0.0% (Cost: $33,290)			126,970

Total Long-Term Investments — 144.8% (Cost: $1,153,109,659)			1,227,843,016

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(q)(r)		8,936,063	8,936,063

		Par (000)

U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 2.75%, 09/15/21(l)	USD	2,800	2,834,563

Total Short-Term Securities — 1.4% (Cost: $11,730,709)			11,770,626

Options Purchased — 2.2% (Cost: $7,672,462)			18,335,096

Total Investments Before Options Written — 148.4% (Cost: $1,172,512,830)			1,257,948,738

Options Written — (1.6)% (Premiums Received: $(12,041,311))			(13,900,035)

Total Investments, Net of Options Written — 146.8% (Cost: $1,160,471,519)			1,244,048,703

Liabilities in Excess of Other Assets — (46.8)%			(396,413,462)

Net Assets — 100.0%			$847,635,241

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	When-issued security.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $92,114, representing less than 0.05% of its net assets as of period end, and an original cost of $32,642.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Perpetual security with no stated maturity date.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(m)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Amount is less than 500.
(p)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,065,454	$870,609	(a)	$—	$—	$—	$8,936,063	8,936,063	$625	$—

(a)	Represents net amount purchased (sold).

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	0.03	%(b)	08/20/20	Open		$1,855,125	$ 1,856,368	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.03	(b)	08/20/20	Open		2,912,000	2,913,951	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.03	(b)	08/20/20	Open		16,455,172	16,466,197	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.03	(b)	08/20/20	Open		10,875,250	10,882,536	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.03	(b)	08/20/20	Open		1,183,750	1,184,543	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.03	(b)	08/20/20	Open		3,648,750	3,651,195	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.03	(b)	08/20/20	Open		50,930,269	50,964,392	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.03	(b)	08/20/20	Open		2,650,000	2,651,776	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.03	(b)	08/20/20	Open		2,757,000	2,758,825	U.S. Treasury Obligations	Open/Demand
BofA Securities, Inc.	(1.25	)(b)	09/02/20	Open		69,795	69,284	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.04	(b)	11/25/20	Open		80,127,000	80,161,588	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.04	(b)	11/25/20	Open		30,250,000	30,263,041	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.04	(b)	11/25/20	Open		2,978,500	2,979,784	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.07	(b)	11/25/20	Open		2,607,281	2,608,614	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A	0.07	(b)	11/25/20	Open		1,548,594	1,549,385	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A	0.07	(b)	11/25/20	Open		2,586,000	2,587,322	U.S. Government Sponsored Agency Securities	Open/Demand
Nomura Securities International, Inc.	(0.16	)(b)	01/20/21	Open		24,500,000	24,498,373	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.04	(b)	02/12/21	Open		5,506,875	5,507,605	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.11		03/10/21	04/14/21		3,451,613	3,451,834	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.11		03/10/21	04/14/21		5,033,808	5,034,131	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.11		03/10/21	04/14/21		1,580,936	1,581,037	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		11,955,958	11,956,725	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		3,730,629	3,730,868	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		4,198,296	4,198,565	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		1,014,519	1,014,584	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		6,969,271	6,969,718	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		1,394,236	1,394,326	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		535,837	535,871	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		8,033,106	8,033,621	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		1,078,726	1,078,795	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		5,646,839	5,647,202	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		8,767,475	8,768,038	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		1,449,510	1,449,603	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		442,362	442,391	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.11		03/10/21	04/14/21		1,385,947	1,386,036	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.29	(b)	03/11/21	Open		8,620,000	8,621,458	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.29	(b)	03/11/21	Open		9,628,614	9,630,243	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.29	(b)	03/11/21	Open		6,837,330	6,838,487	Corporate Bonds	Open/Demand
BNP Paribas S.A	(0.08	)(b)	03/25/21	Open		7,650,000	7,650,000	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	(0.07	)(b)	03/30/21	Open		7,953,750	7,953,750	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	(0.04	)(b)	03/30/21	Open		6,343,750	6,343,750	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	(0.42)		03/31/21	04/01/21		1,895,000	1,894,978	U.S. Treasury Obligations	Up to 30 Days

26

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BNP Paribas S.A	0.05%		03/31/21	04/01/21		$37,000,000	$37,000,051	U.S. Treasury Obligations	Up to 30 Days
TD Securities (USA) LLC	0.30	(b)	03/31/21	Open		7,590,737	7,590,801	Foreign Agency Obligations	Open/Demand

						$403,629,610	$403,751,642

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Note	116	06/21/21	$16,668	$(416,312)
U.S. Ultra Bond	284	06/21/21	51,466	(1,119,476)
5-Year U.S. Treasury Note	162	06/30/21	19,991	(88,642)

				(1,624,430)

Short Contracts
10-Year U.S. Treasury Note.	465	06/21/21	60,886	789,846
Long U.S. Treasury Bond	30	06/21/21	4,638	183,985
2-Year U.S. Treasury Note	1,645	06/30/21	363,095	191,545

				1,165,376

				$(459,054)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	8,100,000	NZD	8,766,681	JPMorgan Chase Bank N.A.	06/16/21	$32,633
MXN	136,629,753	EUR	5,330,000	Barclays Bank PLC	06/16/21	373,063
NZD	9,036,970	AUD	8,290,000	Bank of America N.A.	06/16/21	11,746
NZD	8,832,444	AUD	8,100,000	JPMorgan Chase Bank N.A.	06/16/21	13,288
USD	133,877	CAD	167,000	BNP Paribas S.A.	06/16/21	976
USD	112,099	EUR	94,000	Bank of America N.A.	06/16/21	1,700
USD	116,656	EUR	98,000	Morgan Stanley & Co. International PLC	06/16/21	1,559
USD	5,802,515	EUR	4,860,000	State Street Bank and Trust Co.	06/16/21	94,660
USD	925,013	GBP	662,000	Royal Bank of Canada	06/16/21	12,184
USD	5,533,253	GBP	3,960,000	Westpac Banking Corp.	06/16/21	72,826

						614,635

AUD	8,290,000	NZD	9,044,054	JPMorgan Chase Bank N.A.	06/16/21	(16,693)
EUR	5,330,000	MXN	132,728,726	Citibank N.A.	06/16/21	(183,681)

						(200,374)

						$414,261

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note	63	04/02/21	USD	132.50	USD	8,256	$984

Put
10-Year U.S. Treasury Note	153	05/21/21	USD	131.00	USD	20,050	155,391
90-Day Euro Future	229	09/10/21	USD	99.63	USD	22,815	47,231
90-Day Euro Future	229	09/10/21	USD	99.50	USD	22,665	313,444

							516,066

							$517,050

OTC Credit Default Swaptions Purchased

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Credit Default Swap, 06/29/38	3.05%	Semi-Annual	3-Month LIBOR	Quarterly	Deutsche Bank AG	06/27/28	UNK	USD 3.05	USD	3,125	$37,839

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	requency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
20-Year Interest Rate Swap, 04/18/41	6-Month JPY LIBOR, (0.04%)	Semi-Annual	0.78%	Semi-Annual	JPMorgan Chase Bank N.A.	04/16/21	0.78%	JPY	105,700	$64,975
10-Year Interest Rate Swap, 03/09/34	3-Month LIBOR, 0.19%	Quarterly	2.98%	Semi-Annual	Barclays Bank PLC	03/07/24	2.98	USD	3,510	266,819
10-Year Interest Rate Swap, 03/14/34	3-Month LIBOR, 0.19%	Quarterly	2.95%	Semi-Annual	Barclays Bank PLC	03/12/24	2.95	USD	3,510	260,735
1-Year Interest Rate Swap, 02/26/26	3-Month LIBOR, 0.19%	Quarterly	1.60%	Semi-Annual	Bank of America N.A.	02/24/25	1.60	USD	22,120	84,731
1-Year Interest Rate Swap, 02/26/26	3-Month LIBOR, 0.19%	Quarterly	1.62%	Semi-Annual	Morgan Stanley & Co. International PLC	02/24/25	1.62	USD	55,360	217,772
10-Year Interest Rate Swap, 02/27/35	3-Month LIBOR, 0.19%	Quarterly	1.49%	Semi-Annual	Citibank N.A.	02/25/25	1.49	USD	2,570	46,924
1-Year Interest Rate Swap, 03/06/26	3-Month LIBOR, 0.19%	Quarterly	1.71%	Semi-Annual	Deutsche Bank AG	03/04/25	1.71	USD	41,880	180,320
10-Year Interest Rate Swap, 05/02/35	3-Month LIBOR, 0.19%	Quarterly	0.89%	Semi-Annual	Deutsche Bank AG	04/30/25	0.89	USD	1,640	16,156
10-Year Interest Rate Swap, 06/06/35	3-Month LIBOR, 0.19%	Quarterly	1.28%	Semi-Annual	Goldman Sachs Bank USA	06/04/25	1.28	USD	1,120	16,997
10-Year Interest Rate Swap, 06/07/35	3-Month LIBOR, 0.19%	Quarterly	1.43%	Semi-Annual	UBS AG	06/05/25	1.43	USD	1,120	19,799
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.19%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,930	20,546
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.19%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	620	6,600
10-Year Interest Rate Swap, 01/12/39	3-Month LIBOR, 0.19%	Quarterly	3.04%	Semi-Annual	Nomura International PLC	01/10/29	3.04	USD	1,000	78,165
10-Year Interest Rate Swap, 01/13/39	3-Month LIBOR, 0.19%	Quarterly	3.04%	Semi-Annual	Morgan Stanley & Co. International PLC	01/11/29	3.04	USD	1,000	78,033
10-Year Interest Rate Swap, 01/31/39	3-Month LIBOR, 0.19%	Quarterly	3.08%	Semi-Annual	Barclays Bank PLC	01/29/29	3.08	USD	1,020	81,917
10-Year Interest Rate Swap, 08/09/40	3-Month LIBOR, 0.19%	Quarterly	1.05%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,210	24,629
10-Year Interest Rate Swap, 04/29/48	3-Month LIBOR, 0.19%	Quarterly	2.99%	Semi-Annual	JPMorgan Chase Bank N.A.	04/27/38	2.99	USD	910	74,770

28

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 02/24/49	3-Month LIBOR, 0.19%	Quarterly	2.86%	Semi-Annual	JPMorgan Chase Bank N.A.	02/22/39	2.86%	USD	933	$72,230
10-Year Interest Rate Swap, 08/09/50	3-Month LIBOR, 0.19%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	730	20,109
										1,632,227
Put
20-Year Interest Rate Swap, 04/18/41	0.78%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	JPMorgan Chase Bank N.A.	04/16/21	0.78	JPY	105,700	—
10-Year Interest Rate Swap, 06/09/31	3.80%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	06/07/21	3.80	USD	3,780	200
10-Year Interest Rate Swap, 08/29/31	1.20%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	08/27/21	1.20	USD	182,200	12,363,862
10-Year Interest Rate Swap, 01/13/32	1.25%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	Credit Suisse International	01/11/22	1.25	JPY	250,000	21
10-Year Interest Rate Swap, 02/24/32	1.55%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	Credit Suisse International	02/22/22	1.55	JPY	250,000	9
10-Year Interest Rate Swap, 03/18/32	1.60%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	JPMorgan Chase Bank N.A.	03/16/22	1.60	JPY	250,000	8
10-Year Interest Rate Swap, 04/06/32	1.45%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	JPMorgan Chase Bank N.A.	04/04/22	1.45	JPY	250,000	13
15-Year Interest Rate Swap, 05/05/37	3.25%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Goldman Sachs Bank USA	05/03/22	3.25	USD	4,050	35,633
10-Year Interest Rate Swap, 05/11/32	2.85%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Nomura International PLC	05/09/22	2.85	USD	4,750	128,372
10-Year Interest Rate Swap, 08/04/32	2.25%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	JPMorgan Chase Bank N.A.	08/02/22	2.25	USD	4,160	115,899
10-Year Interest Rate Swap, 08/10/32	2.25%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	08/08/22	2.25	USD	4,270	120,403
10-Year Interest Rate Swap, 03/09/34	2.98%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	03/07/24	2.98	USD	3,510	98,598
10-Year Interest Rate Swap, 03/14/34	2.95%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	03/12/24	2.95	USD	3,510	101,650
10-Year Interest Rate Swap, 06/15/34	2.50%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	06/13/24	2.50	USD	3,950	187,599
10-Year Interest Rate Swap, 06/22/34	2.50%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	06/20/24	2.50	USD	3,950	188,419
1-Year Interest Rate Swap, 02/26/26	1.60%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	02/24/25	1.60	USD	22,120	184,276
1-Year Interest Rate Swap, 02/26/26	1.62%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	02/24/25	1.62	USD	55,360	453,532
10-Year Interest Rate Swap, 02/27/35	1.49%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Citibank N.A.	02/25/25	1.49	USD	2,570	285,205
1-Year Interest Rate Swap, 03/06/26	1.71%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	03/04/25	1.71	USD	41,880	325,939
10-Year Interest Rate Swap, 05/02/35	0.89%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	04/30/25	0.89	USD	1,640	255,683
10-Year Interest Rate Swap, 06/06/35	1.28%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Goldman Sachs Bank USA	06/04/25	1.28	USD	1,120	142,718
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	UBS AG	06/05/25	1.43	USD	1,120	131,357
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	620	96,443
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,930	300,219
10-Year Interest Rate Swap, 04/14/37	3.00%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	JPMorgan Chase Bank N.A.	04/12/27	3.00	USD	2,590	118,077

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 01/12/39	3.04%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Nomura International PLC	01/10/29	3.04%	USD	1,000	$46,837
10-Year Interest Rate Swap, 01/13/39	3.04%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	01/11/29	3.04	USD	1,000	46,958
10-Year Interest Rate Swap, 01/31/39	3.08%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	01/29/29	3.08	USD	1,020	46,446
10-Year Interest Rate Swap, 08/09/40. 20-Year Interest Rate Swap, 08/11/53	1.05% 4.00%	Semi-Annual Annual	3-Month LIBOR, 0.19% 6-Month EURIBOR, (0.51%)	Quarterly Semi-Annual	Morgan Stanley & Co. International PLC Barclays Bank PLC	08/07/30 08/09/33	1.05 4.00	USD EUR	1,210 2,410	172,194 35,645
10-Year Interest Rate Swap, 04/29/48	2.99%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	JPMorgan Chase Bank N.A.	04/27/38	2.98	USD	910	39,539
10-Year Interest Rate Swap, 02/24/49	2.86%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	JPMorgan Chase Bank N.A.	02/22/39	2.86	USD	933	42,787
10-Year Interest Rate Swap, 08/09/50	0.91%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	730	83,439

										16,147,980

										$17,780,207

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note	32	05/21/21	USD	134.00	USD	4,194	$(4,500)

Put
90-Day Euro Future	229	09/10/21	USD	99.38	USD	22,665	(253,331)
90-Day Euro Future	229	09/10/21	USD	99.75	USD	22,815	(83,013)

							(336,344)

							$(340,844)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 04/18/31	0.72%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	04/16/21	0.72%	USD	1,155	$—
10-Year Interest Rate Swap, 04/21/31	0.74%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	04/19/21	0.74	USD	3,820	—
10-Year Interest Rate Swap, 06/04/31	0.75%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	06/02/21	0.75	USD	4,800	(226)
10-Year Interest Rate Swap, 06/27/31	0.74%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	06/25/21	0.74	USD	2,450	(341)
10-Year Interest Rate Swap, 07/01/31	0.72%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	BNP Paribas S.A.	06/29/21	0.72	USD	2,450	(354)
10-Year Interest Rate Swap, 08/07/31	0.75%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	08/05/21	0.75	USD	1,195	(484)
10-Year Interest Rate Swap, 08/29/31	0.60%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	08/27/21	0.60	USD	182,200	(66,075)
10-Year Interest Rate Swap, 10/02/31	0.90%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	09/30/21	0.90	USD	3,280	(3,877)
10-Year Interest Rate Swap, 01/22/32	1.04%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	01/20/22	1.04	USD	27,950	(91,902)
10-Year Interest Rate Swap, 01/29/32	1.00%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	01/27/22	1.00	USD	3,880	(11,964)

30

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 01/29/32	1.25%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	01/27/22	1.25%	USD	3,560	$(19,486)
10-Year Interest Rate Swap, 02/20/32	1.62%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	02/18/22	1.62	USD	3,350	(44,120)
10-Year Interest Rate Swap, 02/24/32	1.42%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	02/22/22	1.41	USD	14,020	(118,867)
2-Year Interest Rate Swap, 02/25/24	0.41%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Goldman Sachs Bank USA	02/23/22	0.41	USD	38,130	(54,640)
2-Year Interest Rate Swap, 03/03/24	0.51%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	03/01/22	0.51	USD	33,910	(74,948)
2-Year Interest Rate Swap, 03/04/24	0.49%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	JPMorgan Chase Bank N.A.	03/02/22	0.49	USD	50,670	(102,019)
2-Year Interest Rate Swap, 03/05/24	0.52%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Citibank N.A.	03/03/22	0.52	USD	17,280	(39,350)
2-Year Interest Rate Swap, 03/23/24	0.56%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	03/21/22	0.56	USD	17,280	(45,509)
2-Year Interest Rate Swap, 03/25/24	0.57%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	03/23/22	0.57	USD	33,470	(89,979)
10-Year Interest Rate Swap, 05/04/32	0.74%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	05/02/22	0.74	USD	2,540	(5,996)
10-Year Interest Rate Swap, 08/10/32	0.72%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	08/08/22	0.72	USD	485	(1,449)
10-Year Interest Rate Swap, 10/13/32	1.06%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	10/11/22	1.06	USD	2,780	(16,992)
10-Year Interest Rate Swap, 12/17/32	1.23%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	12/15/22	1.23	USD	5,120	(43,636)
10-Year Interest Rate Swap, 12/18/32	1.23%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.23	USD	2,560	(22,103)
10-Year Interest Rate Swap, 12/18/32	1.25%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.24	USD	2,560	(22,556)
10-Year Interest Rate Swap, 01/01/32	1.25%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Citibank N.A.	12/30/22	1.25	USD	2,820	(25,486)
10-Year Interest Rate Swap, 01/11/33	1.44%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	01/09/23	1.44	USD	5,090	(62,212)
10-Year Interest Rate Swap, 01/14/33	1.57%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	JPMorgan Chase Bank N.A.	01/12/23	1.57	USD	2,630	(39,444)
10-Year Interest Rate Swap, 03/03/33	2.01%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	03/01/23	2.01	USD	5,170	(148,305)
10-Year Interest Rate Swap, 03/04/33	1.98%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	JPMorgan Chase Bank N.A.	03/02/23	1.97	USD	2,600	(71,016)
10-Year Interest Rate Swap, 03/04/33	1.98%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	BNP Paribas S.A.	03/02/23	1.98	USD	2,600	(71,694)
10-Year Interest Rate Swap, 03/05/33	2.03%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Societe Generale	03/03/23	2.02	USD	1,300	(37,975)
10-Year Interest Rate Swap, 03/14/39	3.05%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	03/12/29	3.05	USD	2,840	(223,547)
										(1,556,552)
Put
2-Year Interest Rate Swap, 04/10/23	6-Month EURIBOR, (0.51%)	Semi-Annual	0.12%	Annual	Barclays Bank PLC	04/08/21	0.12	EUR	28,360	—
2-Year Interest Rate Swap, 04/14/23	6-Month EURIBOR, (0.51%)	Semi-Annual	0.10%	Annual	Citibank N.A.	04/12/21	0.10	EUR	14,250	—
2-Year Interest Rate Swap, 04/14/23	6-Month EURIBOR, (0.51%)	Semi-Annual	0.16%	Annual	Goldman Sachs Bank USA	04/12/21	0.16	EUR	14,250	—
10-Year Interest Rate Swap, 04/18/31	3-Month LIBOR, 0.19%	Quarterly	0.72%	Semi-Annual	Bank of America N.A.	04/16/21	0.72	USD	1,155	(116,085)
10-Year Interest Rate Swap, 04/21/31	3-Month LIBOR, 0.19%	Quarterly	0.74%	Semi-Annual	Morgan Stanley & Co. International PLC	04/19/21	0.74	USD	3,820	(374,986)

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 04/21/31	6-Month EURIBOR, (0.51%)	Semi-Annual	2.15%	Annual	JPMorgan Chase Bank N.A.	04/19/21	2.15%	EUR	4,400	$—
2-Year Interest Rate Swap, 04/21/23	6-Month EURIBOR, (0.51%)	Semi-Annual	0.15%	Annual	Morgan Stanley & Co. International PLC	04/19/21	0.15	EUR	14,050	—
10-Year Interest Rate Swap, 05/06/31	6-Month EURIBOR, (0.51%)	Semi-Annual	2.00%	Annual	Barclays Bank PLC	05/04/21	2.00	EUR	2,700	—
1-Year Interest Rate Swap, 05/19/22	6-Month EURIBOR, (0.51%)	Semi-Annual	0.11%	Annual	Barclays Bank PLC	05/17/21	0.11	EUR	9,299	—
1-Year Interest Rate Swap, 05/19/22	3-Month LIBOR, 0.19%	Quarterly	2.35%	Semi-Annual	Citibank N.A.	05/17/21	2.35	USD	45,470	—
1-Year Interest Rate Swap, 05/29/22	3-Month LIBOR, 0.19%	Quarterly	2.15%	Semi-Annual	Barclays Bank PLC	05/27/21	2.15	USD	62,210	(1)
2-Year Interest Rate Swap, 06/02/23	6-Month EURIBOR, (0.51%)	Semi-Annual	0.08%	Annual	Morgan Stanley & Co. International PLC	05/31/21	0.08	EUR	6,270	(2)
10-Year Interest Rate Swap, 06/03/31	3-Month LIBOR, 0.19%	Quarterly	1.00%	Semi-Annual	Bank of America N.A.	06/01/21	1.00	USD	10,670	(818,000)
1-Year Interest Rate Swap, 06/03/22	3-Month LIBOR, 0.19%	Quarterly	2.40%	Semi-Annual	Morgan Stanley & Co. International PLC	06/01/21	2.40	USD	77,400	(1)
10-Year Interest Rate Swap, 06/04/31	3-Month LIBOR, 0.19%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	06/02/21	0.75	USD	4,800	(482,604)
10-Year Interest Rate Swap, 06/09/31	3-Month LIBOR, 0.19%	Quarterly	3.87%	Semi-Annual	Barclays Bank PLC	06/07/21	3.87	USD	8,000	(198)
2-Year Interest Rate Swap, 06/12/23	6-Month EURIBOR, (0.51%)	Semi-Annual	0.05%	Annual	Barclays Bank PLC	06/10/21	0.05	EUR	9,800	(8)
10-Year Interest Rate Swap, 06/13/31	3-Month LIBOR, 0.19%	Quarterly	1.05%	Semi-Annual	Bank of America N.A.	06/11/21	1.05	USD	2,390	(174,206)
2-Year Interest Rate Swap, 06/16/23	6-Month EURIBOR, (0.51%)	Semi-Annual	0.00%	Annual	Barclays Bank PLC	06/14/21	—	EUR	4,310	(7)
2-Year Interest Rate Swap, 06/16/23	6-Month EURIBOR, (0.51%)	Semi-Annual	0.00%	Annual	Bank of America N.A.	06/14/21	—	EUR	4,430	(7)
2-Year Interest Rate Swap, 06/20/23	6-Month EURIBOR, (0.51%)	Semi-Annual	0.00%	Annual	Goldman Sachs Bank USA	06/18/21	—	EUR	4,460	(9)
2-Year Interest Rate Swap, 06/23/23	6-Month EURIBOR, (0.51%)	Semi-Annual	0.00%	Annual	Citibank N.A.	06/21/21	—	EUR	5,200	(12)
10-Year Interest Rate Swap, 06/27/31	3-Month LIBOR, 0.19%	Quarterly	0.74%	Semi-Annual	Bank of America N.A.	06/25/21	0.74	USD	2,450	(251,268)
	6-Month
2-Year Interest Rate Swap, 06/27/23	EURIBOR, (0.51%)	Semi-Annual	0.00%	Annual	Nomura International PLC	06/25/21	—	EUR	4,880	(14)
10-Year Interest Rate Swap, 07/01/31	3-Month LIBOR, 0.19%	Quarterly	0.72%	Semi-Annual	BNP Paribas S.A.	06/29/21	0.72	USD	2,450	(257,728)
2-Year Interest Rate Swap, 07/03/23	6-Month EURIBOR, (0.51%)	Semi-Annual	0.00%	Annual	Barclays Bank PLC	07/01/21	—	EUR	5,230	(19)
2-Year Interest Rate Swap, 07/04/23	6-Month EURIBOR, (0.51%)	Semi-Annual	(0.05%)	Annual	Barclays Bank PLC	07/02/21	(0.05)	EUR	5,120	(28)
2-Year Interest Rate Swap, 07/21/23	6-Month EURIBOR, (0.51%)	Semi-Annual	0.00%	Annual	Barclays Bank PLC	07/19/21	—	EUR	5,270	(42)

32

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 08/07/31	3-Month LIBOR, 0.19%	Quarterly	0.95%	Semi-Annual	Deutsche Bank AG	08/05/21	0.95%	USD	2,390	$(206,069)
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.51%)	Semi-Annual	(0.25%)	Annual	Barclays Bank PLC	08/09/21	(0.25)	EUR	30,000	(2,483)
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.51%)	Semi-Annual	(0.15%)	Annual	Barclays Bank PLC	08/09/21	(0.15)	EUR	12,480	(498)
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.51%)	Semi-Annual	(0.15%)	Annual	Barclays Bank PLC	08/09/21	(0.15)	EUR	6,990	(279)
2-Year Interest Rate Swap, 09/05/23	6-Month EURIBOR, (0.51%)	Semi-Annual	(0.25%)	Annual	Barclays Bank PLC	09/03/21	(0.25)	EUR	22,950	(2,923)
5-Year Interest Rate Swap, 09/05/26	3-Month LIBOR, 0.19%	Quarterly	0.60%	Semi-Annual	Deutsche Bank AG	09/03/21	0.60	USD	10,390	(326,776)
10-Year Interest Rate Swap, 10/02/31	3-Month LIBOR, 0.19%	Quarterly	1.45%	Semi-Annual	Bank of America N.A.	09/30/21	1.45	USD	6,560	(316,205)
10-Year Interest Rate Swap, 01/12/32	3-Month LIBOR, 0.19%	Quarterly	1.15%	Semi-Annual	Bank of America N.A.	01/10/22	1.15	USD	1,400	(112,540)
10-Year Interest Rate Swap, 01/22/32	3-Month LIBOR, 0.19%, 0.19%	Quarterly	1.54%	Semi-Annual	Bank of America N.A.	01/20/22	1.54	USD	27,950	(1,432,984)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.19%	Quarterly	1.25%	Semi-Annual	Bank of America N.A.	01/27/22	1.25	USD	3,560	(262,270)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.19%	Quarterly	1.50%	Semi-Annual	Deutsche Bank AG	01/27/22	1.50	USD	3,880	(211,410)
10-Year Interest Rate Swap, 02/09/32	3-Month LIBOR, 0.19%	Quarterly	0.68%	Semi-Annual	Deutsche Bank AG	02/07/22	0.68	USD	2,870	(353,370)
10-Year Interest Rate Swap, 02/20/32	3-Month LIBOR, 0.19%	Quarterly	1.62%	Semi-Annual	Bank of America N.A.	02/18/22	1.62	USD	3,350	(161,365)
10-Year Interest Rate Swap, 02/24/32	3-Month LIBOR, 0.19%, 0.19%	Quarterly	1.92%	Semi-Annual	Barclays Bank PLC	02/22/22	1.91	USD	14,020	(443,487)
2-Year Interest Rate Swap, 02/27/24	3-Month LIBOR, 0.19%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	02/25/22	0.75	USD	38,130	(90,209)
10-Year Interest Rate Swap, 03/02/32	3-Month LIBOR, 0.19%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	02/28/22	1.60	USD	2,840	(142,507)
2-Year Interest Rate Swap, 03/03/24	3-Month LIBOR, 0.19%	Quarterly	0.51%	Semi-Annual	Deutsche Bank AG	03/01/22	0.51	USD	33,910	(149,782)
2-Year Interest Rate Swap, 03/04/24	3-Month LIBOR, 0.19%	Quarterly	0.49%	Semi-Annual	JPMorgan Chase Bank N.A.	03/02/22	0.49	USD	50,670	(237,300)
10-Year Interest Rate Swap, 03/05/32	3-Month LIBOR, 0.19%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	03/03/22	1.60	USD	2,840	(143,469)
2-Year Interest Rate Swap,	3-Month
03/05/24	LIBOR, 0.19%	Quarterly	0.52%	Semi-Annual	Citibank N.A.	03/03/22	0.52	USD	17,280	(75,459)
10-Year Interest Rate Swap, 03/06/32	3-Month LIBOR, 0.19%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	03/04/22	1.60	USD	4,485	(226,806)
10-Year Interest Rate Swap, 03/06/32	3-Month LIBOR, 0.19%	Quarterly	1.60%	Semi-Annual	Barclays Bank PLC	03/04/22	1.60	USD	2,818	(142,506)
2-Year Interest Rate Swap, 03/23/24	3-Month LIBOR, 0.19%	Quarterly	0.56%	Semi-Annual	Deutsche Bank AG	03/21/22	0.56	USD	17,280	(75,069)
2-Year Interest Rate Swap, 03/25/24	3-Month LIBOR, 0.19%	Quarterly	0.57%	Semi-Annual	Deutsche Bank AG	03/23/22	0.57	USD	33,470	(144,136)
10-Year Interest Rate Swap, 05/04/32	3-Month LIBOR, 0.19%	Quarterly	0.74%	Semi-Annual	Deutsche Bank AG	05/02/22	0.74	USD	2,540	(313,744)
5-Year Interest Rate Swap, 05/05/27	3-Month LIBOR, 0.19%	Quarterly	3.25%	Semi-Annual	Goldman Sachs Bank USA	05/03/22	3.25	USD	10,130	(16,749)
10-Year Interest Rate Swap, 05/11/32	3-Month LIBOR, 0.19%	Quarterly	2.75%	Semi-Annual	Nomura International PLC	05/09/22	2.75	USD	10,350	(112,419)

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 08/04/32	3-Month LIBOR, 0.19%	Quarterly	2.75%	Semi-Annual	JPMorgan Chase Bank N.A.	08/02/22	2.75%	USD	4,160	$(58,744)
10-Year Interest Rate Swap, 08/04/32	3-Month LIBOR, 0.19%	Quarterly	3.25%	Semi-Annual	JPMorgan Chase Bank N.A.	08/02/22	3.25	USD	4,160	(30,087)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.19%	Quarterly	0.72%	Semi-Annual	Deutsche Bank AG	08/08/22	0.72	USD	485	(64,056)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.19%	Quarterly	2.75%	Semi-Annual	Barclays Bank PLC	08/08/22	2.75	USD	4,270	(61,270)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.19%	Quarterly	3.25%	Semi-Annual	Barclays Bank PLC	08/08/22	3.25	USD	4,270	(31,482)
10-Year Interest Rate Swap, 10/13/32	3-Month LIBOR, 0.19%	Quarterly	1.06%	Semi-Annual	Deutsche Bank AG	10/11/22	1.06	USD	2,780	(296,856)
10-Year Interest Rate Swap, 12/17/32	3-Month LIBOR, 0.19%	Quarterly	1.23%	Semi-Annual	Barclays Bank PLC	12/15/22	1.23	USD	5,120	(502,916)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.19%	Quarterly	1.23%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.23	USD	2,560	(250,039)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.19%	Quarterly	1.25%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.24	USD	2,560	(247,560)
10-Year Interest Rate Swap, 01/01/32	3-Month LIBOR, 0.19%	Quarterly	1.25%	Semi-Annual	Citibank N.A.	12/30/22	1.25	USD	2,820	(273,270)
10-Year Interest Rate Swap, 01/11/33	3-Month LIBOR, 0.19%	Quarterly	1.44%	Semi-Annual	Barclays Bank PLC	01/09/23	1.44	USD	5,090	(425,787)
10-Year Interest Rate Swap, 01/14/33	3-Month LIBOR, 0.19%	Quarterly	1.57%	Semi-Annual	JPMorgan Chase Bank N.A.	01/12/23	1.57	USD	2,630	(196,459)
10-Year Interest Rate Swap, 03/03/33	3-Month LIBOR, 0.19%	Quarterly	2.01%	Semi-Annual	Bank of America N.A.	03/01/23	2.01	USD	5,170	(261,985)
10-Year Interest Rate Swap, 03/04/33	3-Month LIBOR, 0.19%	Quarterly	1.98%	Semi-Annual	JPMorgan Chase Bank N.A.	03/02/23	1.97	USD	2,600	(136,964)
10-Year Interest Rate Swap, 03/04/33	3-Month LIBOR, 0.19%	Quarterly	1.98%	Semi-Annual	BNP Paribas S.A.	03/02/23	1.98	USD	2,600	(135,981)
10-Year Interest Rate Swap, 03/05/33	3-Month LIBOR, 0.19%	Quarterly	2.03%	Semi-Annual	Societe Generale	03/03/23	2.02	USD	1,300	(65,076)
10-Year Interest Rate Swap, 06/15/34	3-Month LIBOR, 0.19%	Quarterly	3.00%	Semi-Annual	Morgan Stanley & Co. International PLC	06/13/24	3.00	USD	3,950	(118,454)
10-Year Interest Rate Swap, 06/15/34	3-Month LIBOR, 0.19%	Quarterly	3.50%	Semi-Annual	Morgan Stanley & Co. International PLC	06/13/24	3.50	USD	3,950	(73,346)
10-Year Interest Rate Swap, 06/22/34	3-Month LIBOR, 0.19%	Quarterly	3.00%	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/24	3.00	USD	3,950	(119,127)
10-Year Interest Rate Swap, 06/22/34	3-Month LIBOR, 0.19%	Quarterly	3.50%	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/24	3.50	USD	3,950	(73,854)
10-Year Interest Rate Swap, 08/22/34	3-Month LIBOR, 0.19%	Quarterly	2.25%	Semi-Annual	Morgan Stanley & Co. International PLC	08/20/24	2.25	USD	4,410	(268,768)
10-Year Interest Rate Swap, 03/14/39	3-Month LIBOR, 0.19%	Quarterly	3.05%	Semi-Annual	Barclays Bank PLC	03/12/29	3.05	USD	2,840	(132,519)

										(12,002,639)

										$(13,559,191)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	USD	2,870	$(265,196)	$(249,480)	$(15,716)
CDX.NA.HY.36.V1	5.00	Quarterly	06/20/26	USD	5,910	(535,309)	(502,796)	(32,513)
CDX.NA.IG.36.V1	1.00	Quarterly	06/20/26	USD	48,380	(1,144,467)	(1,046,696)	(97,771)

						$(1,944,972)	$(1,798,972)	$(146,000)

34

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
3-Month LIBOR, 0.19%	Quarterly	0.23%	Semi-Annual	N/A		10/21/22	USD	1,380	$744	$13	$731
3-Month LIBOR, 0.19%	Quarterly	1.07%	Semi-Annual	N/A		03/01/23	USD	3,350	53,666	38	53,628
3-Month LIBOR, 0.19%	Quarterly	1.10%	Semi-Annual	N/A		03/01/23	USD	13,390	222,128	152	221,976
3-Month LIBOR, 0.19%	Quarterly	0.88%	Semi-Annual	N/A		03/02/23	USD	6,665	82,085	76	82,009
3-Month LIBOR, 0.19%	Quarterly	0.88%	Semi-Annual	N/A		03/02/23	USD	6,700	82,048	76	81,972
3-Month LIBOR, 0.19%	Quarterly	0.90%	Semi-Annual	N/A		03/02/23	USD	2,230	28,467	25	28,442
3-Month LIBOR, 0.19%	Quarterly	0.98%	Semi-Annual	N/A		03/02/23	USD	3,360	47,928	38	47,890
3-Month LIBOR, 0.19%	Quarterly	0.99%	Semi-Annual	N/A		03/02/23	USD	3,360	48,498	38	48,460
3-Month LIBOR, 0.19%	Quarterly	0.25%	Semi-Annual	07/08/22	(a)	07/10/23	USD	5,380	(11,141)	58	(11,199)
1.61%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	11/01/21	(a)	11/01/23	USD	3,260	(74,607)	38	(74,645)
0.40%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	11/22/22	(a)	11/22/23	USD	2,280	6,801	25	6,776
3-Month LIBOR, 0.19%	Quarterly	0.45%	Semi-Annual	N/A		11/12/25	USD	4,330	(91,759)	59	(91,818)
3-Month LIBOR, 0.19%	Quarterly	0.48%	Semi-Annual	N/A		01/21/26	USD	7,710	(185,453)	100	(185,553)
1.54%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	02/25/2[5]	(a)	02/25/26	USD	7,420	37,623	80	37,543
1.71%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/06/25	(a)	03/06/26	USD	3,630	12,622	39	12,583
1.35%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	03/22/22	(a)	03/22/27	USD	2,225	12,657	30	12,627
3-Month LIBOR, 0.19%	Quarterly	1.37%	Semi-Annual	03/22/22	(a)	03/22/27	USD	3,810	(18,045)	51	(18,096)
3-Month LIBOR, 0.19%	Quarterly	1.33%	Semi-Annual	03/29/22	(a)	03/30/27	USD	1,607	(10,835)	22	(10,857)
3-Month LIBOR, 0.19%	Quarterly	1.40%	Semi-Annual	03/30/22	(a)	03/30/27	USD	1,585	(5,950)	21	(5,971)
0.65%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	04/20/22	(a)	04/20/27	USD	530	21,876	7	21,869
0.50%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		08/19/27	USD	1,310	67,226	17	67,209
0.84%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		11/15/27	USD	7,990	270,721	117	270,604
6-Month JPY LIBOR, (0.04%)	Semi-Annual	0.37%	Semi-Annual	N/A		01/31/28	JPY	181,730	35,809	20	35,789
1.27%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/30/21	(a)	02/15/28	USD	7,600	91,469	111	91,358
6-Month JPY LIBOR, (0.04%)	Semi-Annual	0.36%	Semi-Annual	N/A		07/31/28	JPY	113,000	22,550	13	22,537
0.19%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	N/A		01/04/29	JPY	100,000	(8,036)	12	(8,048)
0.19%	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	N/A		01/16/30	EUR	1,600	(37,227)	298	(37,525)
1.31%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/27/30	USD	2,770	80,745	40	80,705
0.68%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		09/16/30	USD	2,760	257,636	41	257,595
0.67%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		10/09/30	USD	1,360	126,028	20	126,008
0.53%	Quarterly	3-Month LIBOR, 0.19%	Quarterly	N/A		10/21/30	USD	101	8,562	—	8,562
3-Month LIBOR, 0.19%	Quarterly	0.56%	Quarterly	N/A		10/21/30	USD	101	(8,788)	—	(8,788)
0.90%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		10/28/30	USD	1,300	93,960	20	93,940
0.90%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		10/28/30	USD	1,300	94,207	20	94,187
0.65%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		11/04/30	USD	2,740	263,267	43	263,224
0.90%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		11/05/30	USD	2,240	162,862	37	162,825
0.95%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		11/12/30	USD	2,010	137,185	33	137,152
0.96%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		11/12/30	USD	2,270	153,527	37	153,490
1.78%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/30/21	(a)	11/15/30	USD	5,670	379	92	287
0.95%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		12/04/30	USD	1,620	112,626	26	112,600
0.96%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		12/11/30	USD	1,630	112,218	26	112,192
0.93%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		12/18/30	USD	1,200	86,760	19	86,741
0.95%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		12/30/30	USD	690	48,915	11	48,904
0.97%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		12/30/30	USD	1,150	79,594	18	79,576
1.02%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/08/31	USD	1,790	118,199	28	118,171
1.04%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/08/31	USD	1,790	114,973	28	114,945
1.05%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/13/31	USD	1,000	62,668	16	62,652
1.09%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/13/31	USD	1,780	106,397	28	106,369
1.09%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/13/31	USD	1,790	106,012	28	105,984
1.10%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/13/31	USD	895	52,199	14	52,185
1.12%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/13/31	USD	630	35,475	10	35,465
1.13%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/13/31	USD	895	49,950	14	49,936
1.13%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/13/31	USD	1,800	100,846	29	100,817
1.15%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/13/31	USD	897	48,453	14	48,439
1.18%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/14/31	USD	1,030	52,034	16	52,018
1.18%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/14/31	USD	895	45,257	14	45,243
1.19%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/14/31	USD	1,790	89,919	28	89,891
1.19%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		01/14/31	USD	895	45,087	14	45,073
1.16%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/04/31	USD	500	26,813	8	26,805
1.17%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/04/31	USD	1,800	96,032	29	96,003
1.18%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/04/31	USD	1,340	70,347	21	70,326

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
1.23%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/10/31	USD	1,800	$85,938	$29	$85,909
1.39%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/18/31	USD	145	4,757	2	4,755
1.41%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/18/31	USD	895	27,880	14	27,866
1.51%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/26/31	USD	1,790	40,264	29	40,235
1.59%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/03/31	USD	1,780	26,307	29	26,278
1.57%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/10/31	USD	1,790	30,747	29	30,718
1.64%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/10/31	USD	895	9,824	14	9,810
1.65%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/10/31	USD	895	9,019	14	9,005
1.66%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/10/31	USD	1,240	11,399	20	11,379
1.68%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/10/31	USD	895	6,028	14	6,014
1.69%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/10/31	USD	895	5,690	14	5,676
1.70%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/10/31	USD	1,790	8,501	29	8,472
2.79%	Semi- Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/10/31	USD	5,266	(515,279)	85	(515,364)
1.58%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/12/31	USD	640	10,621	10	10,611
1.66%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/17/31	USD	885	8,044	14	8,030
1.68%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/19/31	USD	885	6,769	14	6,755
1.76%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/24/31	USD	880	237	14	223
1.77%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/24/31	USD	880	(1,012)	14	(1,026)
1.78%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/24/31	USD	885	(1,185)	14	(1,199)
1.80%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		04/01/31	USD	890	(2,858)	14	(2,872)
1.81%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		04/01/31	USD	1,290	(4,446)	21	(4,467)
3-Month LIBOR, 0.19%	Quarterly	0.75%	Semi-Annual	04/07/21	(a)	04/07/31	USD	210	(20,290)	3	(20,293)
1.78%	Semi- Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		04/07/31	USD	900	(971)	15	(986)
1.78%	Semi- Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		04/07/31	USD	1,630	(1,552)	26	(1,578)
1.79%	Semi- Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		04/07/31	USD	1,630	(2,935)	776	(3,711)
3-Month LIBOR, 0.19%	Quarterly	0.87%	Semi-Annual	04/09/21	(a)	04/09/31	USD	1,240	(105,890)	20	(105,910)
3-Month LIBOR, 0.19%	Quarterly	2.45%	Semi-Annual	05/18/21	(a)	05/19/31	USD	860	52,376	13	52,363
0.76%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/03/21	(a)	06/03/31	USD	3,648	361,246	58	361,188
3-Month LIBOR, 0.19%	Quarterly	2.10%	Semi-Annual	06/22/21	(a)	06/23/31	USD	430	11,200	7	11,193
3-Month LIBOR, 0.19%	Quarterly	1.19%	Semi-Annual	07/23/21	(a)	07/23/31	USD	1,240	(76,309)	20	(76,329)
3-Month LIBOR, 0.19%	Quarterly	1.17%	Semi-Annual	07/28/21	(a)	07/28/31	USD	30	(1,926)	1	(1,927)
3-Month LIBOR, 0.19%	Quarterly	1.18%	Semi-Annual	07/28/21	(a)	07/28/31	USD	1,640	(103,527)	27	(103,554)
3-Month LIBOR, 0.19%	Quarterly	1.58%	Semi-Annual	08/25/21	(a)	08/26/31	USD	23,450	(638,829)	379	(639,208)
0.86%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	10/04/21	(a)	10/06/31	USD	290	28,299	5	28,294
0.52%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	11/30/21	(a)	11/28/31	JPY	95,000	(28,269)	16	(28,285)
0.80%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	02/08/22	(a)	02/09/32	USD	60	6,632	1	6,631
1.65%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	02/22/22	(a)	02/23/32	USD	3,520	111,886	57	111,829
0.77%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	05/06/22	(a)	05/06/32	USD	2,650	314,000	42	313,958
0.85%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	08/15/22	(a)	08/16/32	USD	16,460	1,927,468	68,203	1,859,265
0.36%	Semi- Annual	6-Month JPY LIBOR, (0.04%)	Semi- Annual	N/A		02/06/34	JPY	30,720	(4,138)	4	(4,142)
0.34%	Semi- Annual	6-Month JPY LIBOR, (0.04%)	Semi- Annual	N/A		02/08/34	JPY	50,250	(5,651)	8	(5,659)
0.34%	Semi- Annual	6-Month JPY LIBOR, (0.04%)	Semi- Annual	N/A		03/14/34	JPY	24,760	(2,608)	4	(2,612)
2.33%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/24/24	(a)	06/26/34	USD	310	4,291	5	4,286
1.65%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	08/22/24	(a)	08/22/34	USD	1,355	102,551	21	102,530
6-Month JPY LIBOR, (0.04%)	Semi-Annual	0.14%	Semi-Annual	N/A		06/12/35	JPY	250,000	(46,529)	42	(46,571)
0.16%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	N/A		07/09/35	JPY	107,580	16,735	18	16,717
6-Month JPY LIBOR, (0.04%)	Semi-Annual	0.13%	Semi-Annual	N/A		09/18/35	JPY	50,000	(10,662)	9	(10,671)
6-Month JPY LIBOR, (0.04%)	Semi-Annual	0.13%	Semi-Annual	N/A		09/18/35	JPY	50,000	(10,646)	9	(10,655)
0.66%	Semi Annual	6-Month JPY LIBOR, (0.04%)	Semi- Annual	N/A		12/06/38	JPY	40,000	(18,345)	8	(18,353)
0.62%	Semi- Annual	6-Month JPY LIBOR, (0.04%)	Semi- Annual	N/A		12/14/38	JPY	25,000	(9,798)	5	(9,803)
0.41%	Semi- Annual	6-Month JPY LIBOR, (0.04%)	Semi- Annual	N/A		04/04/39	JPY	26,190	(1,481)	5	(1,486)
2.82%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	04/04/29	(a)	04/04/39	USD	1,560	(21,139)	24	(21,163)
0.33%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	N/A		06/10/39	JPY	27,540	2,450	6	2,444
0.30%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	N/A		06/17/39	JPY	25,860	3,805	5	3,800
0.17%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	N/A		08/08/39	JPY	22,870	8,436	5	8,431
1.01%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	04/02/30	(a)	04/03/40	USD	4,100	517,386	66	517,320
0.23%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	N/A		12/24/40	JPY	23,180	7,891	5	7,886
0.72%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	03/21/24	(a)	03/22/44	JPY	19,000	(5,152)	4	(5,156)
0.20%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	08/28/24	(a)	08/30/44	JPY	12,720	8,377	3	8,374
0.37%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	01/30/25	(a)	01/30/45	JPY	20,250	7,904	5	7,899
1.89%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/30/21	(a)	02/15/47	USD	2,300	149,855	(2,636)	152,491

36

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
2.00%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/30/21	(a)	02/15/47	USD	2,440	$102,293	$53	$102,240
2.02%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/30/21	(a)	02/15/47	USD	2,530	95,284	55	95,229
2.07%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	06/30/21	(a)	02/15/47	USD	2,530	69,505	55	69,450
3-Month LIBOR, 0.19%	Quarterly	2.11%	Semi-Annual	06/30/21	(a)	02/15/47	USD	2,480	(47,781)	53	(47,834)
3.02%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	12/08/38	(a)	12/08/48	USD	400	(16,626)	6	(16,632)
2.38%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	07/05/39	(a)	07/06/49	USD	620	(963)	10	(973)
1.71%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	08/16/39	(a)	08/16/49	USD	600	24,243	9	24,234
1.78%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	08/16/39	(a)	08/16/49	USD	500	17,839	8	17,831
1.67%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	08/17/39	(a)	08/17/49	USD	460	19,815	7	19,808
1.25%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/07/50	USD	460	97,249	10	97,239
1.10%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		11/25/50	USD	750	184,082	17	184,065
3-Month LIBOR, 0.19%	Quarterly	1.93%	Semi-Annual	12/01/26	(a)	12/01/56	USD	110	(11,128)	2	(11,130)

									$6,559,407	$70,412	$6,488,995

(a)	Forward Swap.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Adler Real Estate AG	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	BB+	EUR	10	$1,698	$1,626	$72
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	10	1,340	1,255	85
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	NR	USD	5,000	(779,679)	(493,542)	(286,137)
CMBX.NA.8	3.00	Monthly	Credit Suisse International	10/17/57	NR	USD	2,500	(389,840)	(244,136)	(145,704)
CMBX.NA.8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	NR	USD	5,550	(865,445)	(718,690)	(146,755)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,153	(236,427)	(239,688)	3,261
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(548,649)	(529,099)	(19,550)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(548,649)	(529,099)	(19,550)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(548,649)	(523,320)	(25,329)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(548,648)	(529,048)	(19,600)

								$(4,462,948)	$(3,803,741)	$(659,207)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$70,778,827	$1,810,802	$72,589,629
Common Stocks	—	92,114	3,144	95,258
Corporate Bonds
Aerospace & Defense	—	15,740,469	—	15,740,469
Airlines	—	10,101,656	—	10,101,656
Auto Components	—	3,814,146	—	3,814,146
Automobiles	—	10,500,663	—	10,500,663
Banks	—	17,223,557	—	17,223,557
Beverages	—	9,723,178	—	9,723,178
Biotechnology	—	4,501,658	—	4,501,658
Building Materials	—	2,459,068	—	2,459,068
Building Products	—	5,283,233	—	5,283,233
Capital Markets	—	18,913,426	—	18,913,426
Chemicals	—	4,282,614	—	4,282,614
Commercial Services & Supplies	—	1,450,678	—	1,450,678
Communications Equipment	—	2,539,034	—	2,539,034
Construction & Engineering	—	4,928,145	—	4,928,145
Construction Materials	—	2,156,642	—	2,156,642
Consumer Discretionary	—	3,276,268	—	3,276,268
Consumer Finance	—	7,800,381	—	7,800,381
Containers & Packaging	—	2,462,353	—	2,462,353
Diversified Consumer Services	—	3,344,795	—	3,344,795
Diversified Financial Services	—	36,174,622	—	36,174,622
Diversified Telecommunication Services	—	34,203,666	—	34,203,666
Education	—	299,747	—	299,747
Electric Utilities	—	28,098,358	—	28,098,358
Electrical Equipment	—	313,753	—	313,753
Electronic Equipment, Instruments & Components	—	2,971,937	—	2,971,937
Energy Equipment & Services	—	2,483,170	374,144	2,857,314
Environmental, Maintenance, & Security Service	—	1,947,061	—	1,947,061
Equity Real Estate Investment Trusts (REITs)	—	10,736,732	—	10,736,732
Food & Staples Retailing	—	6,628,951	—	6,628,951
Food Products	—	2,081,984	—	2,081,984
Gas Utilities	—	90,918	—	90,918
Health Care Equipment & Supplies	—	2,877,548	—	2,877,548
Health Care Providers & Services	—	14,921,965	—	14,921,965
Health Care Technology	—	1,980,190	—	1,980,190
Hotels, Restaurants & Leisure	—	13,903,644	3,834,622	17,738,266
Household Durables	—	2,158,484	—	2,158,484
Household Products	—	48,000	—	48,000
Independent Power and Renewable Electricity Producers	—	3,676,112	—	3,676,112
Insurance	—	29,444,684	—	29,444,684
Interactive Media & Services	—	1,990,902	—	1,990,902
Internet Software & Services	—	2,782,950	—	2,782,950
IT Services	—	5,225,543	—	5,225,543
Leisure Products	—	391,206	—	391,206
Machinery	—	2,157,945	—	2,157,945
Media	—	45,465,053	—	45,465,053
Metals & Mining	—	8,498,670	—	8,498,670
Multi-line Retail	—	376,351	—	376,351
Multi-Utilities	—	1,313,509	—	1,313,509
Offshore Drilling & Other Services	—	116,520	—	116,520
Oil, Gas & Consumable Fuels	112,893	60,287,397	1,643,136	62,043,426

38

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Personal Products	$—	$81,312	$—	$81,312
Pharmaceuticals	—	19,561,124	—	19,561,124
Producer Durables: Miscellaneous	—	4,123,250	—	4,123,250
Real Estate Management & Development	—	30,780,164	—	30,780,164
Road & Rail	—	7,538,370	—	7,538,370
Semiconductors & Semiconductor Equipment	—	6,897,598	—	6,897,598
Software	—	10,665,200	—	10,665,200
Specialty Retail	—	2,625,173	—	2,625,173
Technology Hardware, Storage & Peripherals	—	4,694,758	—	4,694,758
Textiles, Apparel & Luxury Goods	—	206,413	—	206,413
Thrifts & Mortgage Finance	—	698,669	—	698,669
Tobacco	—	7,310,398	—	7,310,398
Transportation	—	119,987	—	119,987
Transportation Infrastructure	—	2,631,274	788,661	3,419,935
Utilities	—	10,613,419	—	10,613,419
Wireless Telecommunication Services	—	10,764,703	—	10,764,703
Floating Rate Loan Interests	—	21,630,311	708,689	22,339,000
Foreign Agency Obligations	—	30,104,030	—	30,104,030
Municipal Bonds	—	26,570,563	—	26,570,563
Non-Agency Mortgage-Backed Securities	—	45,820,014	2,049,998	47,870,012
Preferred Securities
Capital Trusts	—	43,215,720	—	43,215,720
Preferred Stocks
Capital Markets	4,381,668	—	—	4,381,668
Thrifts & Mortgage Finance	—	55,500	—	55,500
Trust Preferred	795,783	—	—	795,783
U.S. Government Sponsored Agency Securities	—	103,778,196	—	103,778,196
U.S. Treasury Obligations	—	295,705,883	—	295,705,883
Warrants	—	126,970	—	126,970
Short-Term Securities
Money Market Funds	8,936,063	—	—	8,936,063
U.S. Treasury Obligations	—	2,834,563	—	2,834,563
Options Purchased
Credit Contracts	—	37,839	—	37,839
Interest Rate Contracts	517,050	17,780,207	—	18,297,257

	$14,743,457	$1,231,992,085	$11,213,196	$1,257,948,738

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$3,418	$—	$3,418
Foreign Currency Exchange Contracts	—	614,635	—	614,635
Interest Rate Contracts	1,165,376	8,661,044	—	9,826,420
Liabilities
Credit Contracts	—	(808,625)	—	(808,625)
Foreign Currency Exchange Contracts	—	(200,374)	—	(200,374)
Interest Rate Contracts	(1,965,274)	(15,731,240)	—	(17,696,514)

	$(799,898)	$(7,461,142)	$—	$(8,261,040)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $403,751,642 are categorized as Level 2 within the fair value hierarchy.

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total

Assets
Opening balance, as of December 31, 2020	$27,859	$21,047	$7,038,030	$617,454	$—	$7,704,390
Transfers into Level 3.	1,286,514	—	—	34,475	—	1,320,989
Transfers out of Level 3	—	—	—	(245,481)	—	(245,481)
Accrued discounts/premiums	(25,716)	—	3,717	442	—	(21,557)
Net realized gain (loss)	—	—	—	18	—	18
Net change in unrealized appreciation (depreciation)(a)	22145	(17,903)	(355,784)	13,593	—	(337,949)
Purchases	500000	—	3,004	288,833	2,049,998	2,841,835
Sales	—	—	(48,404)	(645)	—	(49,049)

Closing balance, as of March 31, 2021	$1,810,802	$3,144	$6,640,563	$708,689	$2,049,998	$11,213,196

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(a)	$22,145	$(17,903)	$(355,784)	$13,593	$—	$(337,949)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $1,234,818. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets

Common Stocks	$3,144	Market	EBITDA Multiple	3.00x	-
Asset Backed Securities	1,284,673	Income	Discount Rate	5%	-
Non-Agency Mortgage-Backed Securities	2,049,998	Market	Transaction Price	-	-
Corporate Bonds	6,640,563	Income	Discount Rate	11%	-
			Credit Spread	130 - 693	560
		Market	EBITDA Multiple	3.00x	-

	$9,978,378

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

40

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Core Bond Trust (BHK)

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

USD	United States Dollar

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

CD	Certificate of Deposit

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

SAB	Special Assessment Bonds

SCHEDULE OF INVESTMENTS	41